UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Item 1. Report to Shareholders

Summit Municipal Intermediate Fund	October 31, 2018

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS

HIGHLIGHTS

■

The Summit Municipal Income Fund and Summit Municipal Intermediate Fund produced negative returns and underperformed their Lipper peer groups for the fiscal year. The Summit Municipal Money Market Fund generated positive returns and performed roughly in line with its peers.

■	Tax-free municipal bond returns were negative in the 12-month period ended October 31, 2018, but munis generally outperformed taxable investment-grade bonds.
■	For the Summit municipal bond funds, longer relative duration positioning weighed on results as interest rates increased.
■

While the increased chance of rising yields represents a near-term headwind for broad muni market performance, we believe fundamentals are sound overall, and global economic uncertainties could spur demand for the asset class.

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CIO Market Commentary

Dear Shareholder

Global financial markets generated widely divergent returns in your fund’s fiscal year ended October 31, 2018. International equities declined during a volatile period marked by slowing growth in Europe, a growing trade conflict between the U.S. and China, and struggling currencies versus the U.S. dollar. Relatively high interest rates and the stronger U.S. economy resulted in asset flows to the U.S., where equities moved higher, particularly large-cap growth stocks. Both taxable and tax-exempt domestic bonds recorded losses, and non-U.S. bond prices declined considerably.

Several factors contributed to the significant performance gap between U.S. stocks and other assets. U.S. equities benefited from the strong domestic economy and the tax cuts passed in late 2017, which helped corporate earnings expand at their fastest pace since the recovery from the financial crisis nearly a decade ago. Less welcome was a sharp rise in long-term interest rates, a result of improved economic conditions and early signs of higher inflation. Bond prices fell as yields rose, leaving only the riskier high yield and asset-backed sectors—which are typically more resilient when rates increase—with gains for the period.

In Europe, slowing growth buffeted equities, while interest rates remained low due to continued monetary accommodation by the European Central Bank. Bank stocks, which make up a significant portion of major indexes, were particularly weak in this environment. Stocks slipped in Japan, but exceptionally aggressive monetary stimulus from the Bank of Japan failed to spark inflation or a convincing rebound in the country’s sluggish growth rate.

Higher rates and the strengthening U.S. economy bolstered the U.S. dollar versus other currencies but reduced returns of non-U.S. assets in dollar terms. The strong dollar also weighed heavily on emerging market countries with large current account deficits and external financing needs. A broad crisis in emerging markets debt has yet to materialize, however.

Chinese stocks dropped sharply, reflecting a manufacturing sector slowdown brought about by efforts to reduce pollution and the government’s continued clampdown on financial excesses. New regulations on gaming and online activities also weighed on the widely traded shares of the country’s Internet giants. Heightened trade tensions with the U.S. took a further toll on investor sentiment toward China and other markets and may well have drained enthusiasm about healthy corporate profits and economic growth.

The actual impact of trade tensions on the U.S. economy appears muted to date, although the reprieve may prove temporary. The Chinese yuan has cheapened considerably, largely offsetting the 10% U.S. tariff on many Chinese imports by making them less expensive in dollar terms. If the yuan stabilizes and the Trump administration increases the tariff rate to 25% in 2019, as it has threatened, the U.S. could face meaningfully higher import costs. A continued decline in the yuan, on the other hand, would likely draw the ire of U.S. trade negotiators and further heighten tensions.

Other uncertainties await investors in 2019. In the U.S., our investment professionals will be assessing the impact of a new era of divided government and keeping a close eye on earnings growth, which will most certainly slow in the coming year as the effect of the corporate tax cut on year-over-year earnings comparisons fades. By late in the year, the impact of fiscal stimulus will have peaked, while the U.S. economy will be without easy money for the first time in this economic cycle—assuming the Fed stays on its current path of raising short-term rates gradually. In Europe, the Brexit deadline looms in March, and investors are keeping a close eye on whether populist movements in Italy and elsewhere will challenge the stability of the European Union.

Nonetheless, our investment professionals continue to see opportunities for careful and patient investors. For example, sharp declines have created attractive valuations in some emerging markets, and corporate fundamentals in the U.S. generally remain excellent. Many innovative companies around the globe are using technology to seize market share from others, allowing them to continue growing at a healthy pace even if economic growth slows.

In the search for these opportunities, your portfolio manager is drawing on the extensive resources of T. Rowe Price’s global research platform, and I am confident that our uniquely collaborative culture will continue to serve our shareholders well.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

SUMMIT MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Summit Municipal Money Market Fund returned 0.91% in the 12 months ended October 31, 2018, while its peer group benchmark, the Lipper Tax-Exempt Money Market Funds Index, returned 0.96%. (Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The Federal Reserve remained active during the 12-month reporting period and raised rates by 25 basis points (0.25 percentage point) four times. The most recent increase, in September, lifted the federal funds target rate to a range of 2.00% to 2.25%. However, due to limited supply, municipal money market yields increased relatively slowly. Variable rate yields averaged 1.40% since our semiannual report six months ago, compared with an average of 1.18% for the first half of our fiscal year; yields of one-year maturities increased to 2.04% by the end of the reporting period. The fund was well positioned to take advantage of the higher rates, and the fund’s 7-day SEC yield increased to 1.23% at the end of the period from 0.50% 12 months earlier.

How is the fund positioned?

Variable rate demand notes (VRDNs), at 38% of net assets, represented the portfolio’s largest position in absolute terms at the end of the period. However, strong demand suppressed the yields offered by VRDNs and led us to underweight these securities compared with our peer group. Instead, we favored commercial paper with somewhat longer maturities (one to three months), which we believed was the best source of yield. We also added securities with one-year maturities, as yields on that portion of the money market yield curve increased significantly late in our reporting period. This positioning resulted in a weighted average maturity that was slightly longer than that of our peer group.

Credit quality continues to play a significant part in our asset selection. As a policy, we favor highly rated securities, such as housing, education, and hospital revenue bonds, as well as high-quality general obligation debt. Some prominent positions in the portfolio include Wisconsin Single Family Housing and Baltimore County, Maryland. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

What is portfolio management’s outlook?

The Fed’s projections and many market participants’ expectations, including ours, are for the Fed to raise rates again in December of this year, followed by another hike in March 2019. Additional rate increases in 2019 will depend upon economic and financial conditions. We are positioning the fund to take advantage of these anticipated rate increases, although we expect relatively low levels of supply to keep yields in the municipal money market constrained through the end of 2018.

As always, we remain committed to managing a high-quality, diversified portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our shareholders.

SUMMIT MUNICIPAL INTERMEDIATE FUND

INVESTMENT OBJECTIVE

The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Summit Municipal Intermediate Fund returned -1.13% in the 12 months ended October 31, 2018, while the Lipper Intermediate Municipal Debt Funds Average returned -0.80%. (Returns for the Advisor Class varied slightly, reflecting its different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Tax-free municipal bonds posted generally negative results during the fund’s fiscal year, as a positive technical environment featuring relatively low new issuance could not offset the negative price effects of increasing Treasury yields. Intermediate-term munis underperformed their longer-term counterparts. The muni market generated modestly positive results in the past six months, somewhat offsetting losses in the first half of the fiscal year.

While returns were negative, the municipal market outperformed taxable alternatives. The fund’s benchmark, the Bloomberg Barclays Municipal 1–15 Year Blend (1–17) Bond Index, returned -0.53% versus -1.23% for the Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, a measure of intermediate maturity investment-grade taxable bond performance.

The fund’s relatively long average duration weighed on relative results during the 12-month period as yields rose; however, the portfolio’s overweight positions in bonds with longer maturities aided results as short-term rates increased more than long-term rates. Our security selection in the general obligation (GO) sector also detracted from relative performance. Our preference for higher-quality GO debt issued from states like Texas and Washington detracted from performance as investor demand for higher yields drove outperformance in lower-quality debt from Illinois and New Jersey.

The fund benefited from an overweight to revenue bonds as the revenue sector held up better than GO debt, and our overweight to health care bonds in particular added value. Security selection in the revenue sector was also positive, highlighted by the outperformance of our holdings in the water and sewer, power, and health care segments.

How is the fund positioned?

During the 12-month reporting period, the fund’s duration increased from 4.3 years to 4.6 years—slightly longer than our benchmark—as we sought to take advantage of the higher rates and better relative valuations that the market offered. The portfolio’s weighted average maturity moved from 8.7 years to 9.3 years. We maintained our overweight allocation to 15-year and longer maturities for the extra yield those bonds provide, a strategy that has benefited the fund over the long term.

Our sector positioning was little changed over the past 12 months. We maintained our preference for revenue bonds over GO debt, as a result of our longer-term concern that many municipalities will face fiscal challenges related to unfunded pension and other post-employment benefit (OPEB) liabilities. We believe the revenue sector is an area where our fundamental research process can find bonds that offer higher risk-adjusted yields.

Within the revenue sector, transportation and health care remained the fund’s largest allocations in both absolute and relative terms. The two sectors together accounted for just over 40% of the fund’s net assets at the end of the period. The credit quality of not-for-profit hospitals has been on a positive trajectory for several years, driven in part by solid fiscal stewardship and improved balance sheets. We remain constructive on revenue bonds issued for essential transportation projects, including toll roads and airports, that are well insulated from the public pension challenges many GO issuers face.

Our purchases during the period included Denver International Airport in the transportation sector and Ballad Health in the health care sector. We participated in several prepaid gas deals with shorter maturities that fit well in the portfolio, most notably South East Alabama Gas Supply. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

In terms of credit quality, more than half of the fund’s net assets were invested in securities with the highest ratings (AAA or AA). However, relative to the benchmark, the fund continued to overweight lower-quality investment-grade bonds, particularly debt rated A and BBB. We believe these bonds offer greater value than their higher-quality counterparts and are an area where our dedicated municipal credit research team can find investment opportunities to build incremental risk-adjusted yield. We also maintain a modest allocation to bonds with noninvestment-grade ratings and unrated securities, which provides further credit quality diversification.

What is portfolio management’s outlook?

We believe that the municipal bond market remains a high-quality market that offers good opportunities for long-term investors seeking tax-free income. While the uncertainty around the long-term impact of tax reform and the increased chance of rising yields represent near-term headwinds for broad muni market performance, we believe that fundamentals are sound overall, and global economic uncertainties could spur demand for the asset class.

As the Fed continues on the path to interest rate normalization, muni bond yields are likely to increase along with Treasury yields—although probably not to the same extent. While higher yields pressure bond prices, munis should be less susceptible to slowly rising rates than Treasuries given their attractive tax-equivalent yields and the steady demand for tax-exempt income.

While we believe that many states deserve high credit ratings and will be able to continue servicing their debts, we have longer-term concerns about significant funding shortfalls for pensions and OPEB obligations in some jurisdictions. Although few large plans are at risk of insolvency in the near term, the magnitude of unfunded liabilities is becoming more conspicuous in a few states. Ultimately, we believe that independent credit research is our greatest strength and will remain an asset for our investors as we navigate the current market environment.

SUMMIT MUNICIPAL INCOME FUND

INVESTMENT OBJECTIVE

The fund seeks a high level of income exempt from federal income taxes.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Summit Municipal Income Fund returned -0.57% in the 12 months ended October 31, 2018, while the Lipper General & Insured Municipal Debt Funds Average returned -0.39%. (Returns for the Advisor Class varied slightly, reflecting its different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Tax-free municipal bonds posted negative results during the fund’s fiscal year, as a positive technical environment featuring relatively low new issuance could not offset the negative price effects of increasing Treasury yields. The muni market generated modestly positive results in the past six months, somewhat offsetting losses in the first half of the fiscal year.

While returns were negative, the municipal market held up better than taxable alternatives. The fund’s benchmark, the Bloomberg Barclays Municipal Bond Index, returned -0.51% versus -2.05% for the Bloomberg Barclays U.S. Aggregate Bond Index, a measure of investment-grade taxable bond performance.

In this environment, the fund’s modest underperformance versus the benchmark was primarily a result of its interest rate positioning. The fund’s average duration, a measure of its sensitivity to interest rate changes, was slightly longer than the benchmark during the period, and this detracted from relative results as yields increased. However, our overweight in longer-maturity bonds was a relative contributor to results as the yield curve flattened and long-term bonds generally held up better than short-term debt.

Security selection and segment allocation in the revenue sector were the primary contributors to the fund’s relative results. Our overweight in health care added value as the segment was one of the strongest performers in the muni market over the past year, and our security selection among hospitals was also positive. In the special tax sector, our small position in Virgin Islands Public Finance Authority bonds performed particularly well. Virgin Islands debt outperformed as the governor proposed steps to alleviate the U.S. territory’s fiscal troubles. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

How is the fund positioned?

The fund’s duration was 4.8 years at the end of the period, which is modestly shorter than the benchmark, and the portfolio’s weighted average maturity moved from 17.9 years to 18.5 years over the 12-month period as we added bonds with longer maturities. We believe that longer-maturity revenue bonds represent the best long-term value in the municipal market. Overall, we seek the right balance between investing for higher yields and keeping interest rate risk in the low to moderate range.

Our preference for revenue bonds over general obligation debt remained intact as a result of our longer-term concern that many municipalities will face fiscal challenges related to unfunded pension and other post-employment benefit (OPEB) liabilities. Within the revenue sector, transportation and health care, which typically offer above-average yields, remained our largest allocations and together made up just over half of the fund’s net assets at the end of the period. These segments also represented our largest overweights relative to the benchmark. The credit quality of not-for-profit hospitals has been on a positive trajectory for several years, driven in part by solid fiscal stewardship and improving balance sheets. Within the transportation sector, we favor revenue bonds issued for essential projects, including toll roads and airports, that are well insulated from the public pension challenges many general obligation issuers face.

Our purchases during the period included Orlando International Airport and Denver International Airport in the transportation sector. Although it has become challenging over the past couple of years to find opportunities in revenue debt with short- to intermediate-term maturities, we participated in several prepaid gas deals, most notably South East Alabama Gas Supply.

We also had a small overweight in prerefunded bonds, which provide the fund with another source of liquidity in addition to cash, but this allocation is likely to decline over time. The tax reform package passed at the end of 2017 severely restricted issuers’ ability to create new tax-exempt prerefunded bonds.

In terms of credit quality, more than half the fund’s net assets were invested in A and BBB rated debt. We maintained this overweight relative to the benchmark as we believe securities with these ratings are an area where our credit research team can find investment opportunities that offer incremental risk-adjusted yield. We also kept a modest exposure to below investment-grade and unrated bonds.

What is portfolio management’s outlook?

We believe that the municipal bond market remains a high-quality market that offers good opportunities for long-term investors seeking tax-free income. While the uncertainty around the long-term impact of tax reform and the increased chance of rising yields represent near-term headwinds for broad muni market performance, we believe that fundamentals are sound overall, and global economic uncertainties could spur demand for the asset class.

As the Fed continues on the path to interest rate normalization, muni bond yields are likely to increase along with Treasury yields—although probably not to the same extent. While higher yields pressure bond prices, munis should be less susceptible to slowly rising rates than Treasuries given their attractive tax-equivalent yields and the steady demand for tax-exempt income.

While we believe that many states deserve high credit ratings and will be able to continue servicing their debts, we have longer-term concerns about significant funding shortfalls for pensions and OPEB obligations in some jurisdictions. Although few large plans are at risk of insolvency in the near term, the magnitude of unfunded liabilities is becoming more conspicuous in a few states. Ultimately, we believe that independent credit research is our greatest strength and will remain an asset for our investors as we navigate the current market environment.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN MUNICIPAL SECURITIES

Funds that invest in municipal securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades, defaults on scheduled interest and principal payments, and the possibility that municipal securities will, because of legislation or a significant restructuring of federal income tax rates, lose their advantage as a source of tax-free income. Some income may be subject to state and local taxes and the federal alternative minimum tax.

RISKS OF INVESTING IN THE SUMMIT MUNICIPAL MONEY MARKET FUND

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

BENCHMARK INFORMATION

Note: Bloomberg Index Services Ltd. Copyright © 2018, Bloomberg Index Services Ltd. Used with permission.

GROWTH OF $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the Summit Municipal Intermediate Fund and Summit Municipal Income Fund have two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

MUNICIPAL SECURITIES 99.2%

	Par	$ Value
Alabama 0.7%		
Health Care Auth. for Baptist Health, Series D, 5.00%, 11/15/18	1,685	1,687
Southeast Alabama Gas Supply District, Series A, VRDN, 4.00%, 6/1/49 (Tender 6/1/24)	34,015	35,466
		37,153
Alaska 0.2%		
Alaska Housing Finance, Series B, 5.00%, 12/1/31	8,325	9,509
		9,509
Arizona 2.0%		
Arizona HFA, Banner Health, Series A, 5.00%, 1/1/23	1,430	1,574
Maricopa County IDA, Banner Health, Series A, 5.00%, 1/1/32	10,465	11,689
Maricopa County IDA, Banner Health, Series C, VRDN, 5.00%, 1/1/48 (Tender 10/18/24)	12,145	13,631
Peoria IDA, Sierra Winds Life Care Community, 5.00%, 11/15/24	2,020	2,084
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.00%, 11/15/19	600	606
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%, 11/15/29	2,110	2,105
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series 2018, 5.00%, 7/1/33 (1)(2)	630	704
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series 2018, 5.00%, 7/1/35 (1)(2)	4,700	5,214
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series 2018, 5.00%, 7/1/36 (1)(2)	3,715	4,105
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A, 5.00%, 7/1/23 (2)	1,000	1,097
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A, 5.00%, 7/1/24 (2)	1,300	1,444
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A, 5.00%, 7/1/25 (2)	2,195	2,463

Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A, 5.00%, 7/1/29 (Prerefunded 7/1/20) (3)	6,120	6,404
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, 5.00%, 7/1/30	1,500	1,711
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, 5.00%, 7/1/31	4,175	4,746
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, 5.00%, 7/1/32	1,275	1,444
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, 5.00%, 7/1/33	3,060	3,454
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, 5.00%, 7/1/34	1,690	1,901
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/23	75	81
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/24	200	219
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/25	300	331
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/26	250	277
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/27	300	333
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/28	250	279
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/29	350	388
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/30	350	385
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/31	400	438
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/32	400	436
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/33	300	326
Phoenix IDA, Mayo Clinic, Series B, VRDN, 1.52%, 11/15/52	3,200	3,200
Salt River Agricultural Improvement & Power Dist., Series 2016A, 5.00%, 1/1/31	12,990	14,879

Salt River Agricultural Improvement & Power Dist., Series 2017A, 5.00%, 1/1/31	3,000	3,483
Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/30	10,000	11,501
Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/32	2,000	2,310
Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/33	2,000	2,301
		107,543
California 9.7%		
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/31	1,000	1,090
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/33	2,000	2,169
Bay Area Toll Auth., San Francisco Bay Area, 5.00%, 4/1/26	18,165	19,829
Bay Area Toll Auth., San Francisco Bay Area, 5.00%, 4/1/28	9,875	10,759
Bay Area Toll Auth., San Francisco Bay Area, Series F-1, 5.25%, 4/1/26 (Prerefunded 4/1/19) (3)	6,590	6,688
California, Economic Recovery, Series A, GO, 5.25%, 7/1/21 (Prerefunded 7/1/19) (3)	5,015	5,134
California, Various Purpose, GO, 4.00%, 9/1/35	5,000	5,156
California, Various Purpose, GO, 5.00%, 8/1/20	6,000	6,314
California, Various Purpose, GO, Refunding, 5.00%, 8/1/24	5,275	6,001
California, Various Purpose, GO, 5.00%, 8/1/24	1,685	1,917
California, Various Purpose, GO, 5.00%, 10/1/26	16,565	18,380
California, Various Purpose, GO, 5.00%, 10/1/27	18,140	20,072
California, Various Purpose, GO, 5.00%, 11/1/27	20,000	22,385
California, Various Purpose, GO, 5.00%, 9/1/28	8,800	10,179
California, Various Purpose, GO, 5.00%, 10/1/29	13,950	15,774
California, Various Purpose, GO, 5.00%, 8/1/30	4,000	4,509
California, Various Purpose, GO, 5.00%, 8/1/33	12,000	13,675
California, Various Purpose, GO, 5.00%, 8/1/35	9,875	10,954
California, Various Purpose, GO, 5.25%, 3/1/23	6,000	6,276

California, Various Purpose, Series C, GO, 5.00%, 8/1/30	8,000	9,140
California, Various Purpose, BID Group, Series C, GO, 5.00%, 8/1/27	21,250	24,872
California Dept. of Water Resources & Power Supply, Series O, 5.00%, 5/1/22	5,000	5,502
California Dept. of Water Resources & Power Supply, Central Valley, Series AW, 5.00%, 12/1/31	7,000	8,107
California HFFA, Memorial Health Services, Series A, 5.00%, 10/1/20	1,000	1,056
California HFFA, Sutter Health, Series A, 5.00%, 11/15/32	560	644
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33	2,075	2,373
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34	2,500	2,846
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35	9,380	10,368
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	4,000	4,317
California Municipal Fin. Auth., Caritas Affordable Housing, Series A, 5.00%, 8/15/30	1,000	1,086
California Public Works Board, Judicial Council, Series A, 5.00%, 3/1/27	1,350	1,485
California Public Works Board, Judicial Council, Series A, 5.00%, 3/1/28	1,660	1,821
California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/32	3,000	3,261
California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/33	2,380	2,578
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/25 (4)	2,265	2,470
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/28 (4)	4,235	4,535
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/29 (4)	3,000	3,192
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/30 (4)	6,875	7,274
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/31 (4)	4,275	4,503
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.25%, 12/1/29	2,380	2,546

California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.25%, 12/1/34	10,830	11,476
Los Angeles Airport, Series D, 5.00%, 5/15/25	3,390	3,525
Los Angeles Airport, Series D, 5.25%, 5/15/27	11,240	11,734
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/21	2,800	3,023
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/27	90	99
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/29	15,735	17,515
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34	5,000	5,633
Los Angeles Metro Transportation Auth., Refunding, Series A, 5.00%, 7/1/33	21,790	25,182
Los Angeles Metro Transportation Auth., Refunding, Series A, 5.00%, 7/1/34	23,360	26,881
Los Angeles Municipal Improvement, Series A, 5.00%, 3/1/20	6,100	6,347
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M USD LIBOR + 0.72%, 2.325%, 7/1/27	2,000	1,950
San Buenaventura, Community Memorial Health, 6.00%, 12/1/19	2,220	2,298
San Buenaventura, Community Memorial Health, 6.25%, 12/1/20	2,000	2,138
San Buenaventura, Community Memorial Health, 6.50%, 12/1/22	2,620	2,885
San Francisco City & County Int'l. Airport, Series A, 5.00%, 5/1/21 (2)	2,550	2,723
San Francisco City & County Int'l. Airport, Series A, 5.00%, 5/1/22 (2)	2,600	2,834
San Francisco City & County Int'l. Airport, Series A, 5.00%, 5/1/23 (2)	1,975	2,189
San Francisco City & County Int'l. Airport, Series D, 5.00%, 5/1/21 (2)	7,800	8,328
San Francisco City & County Int'l. Airport, Series D, 5.00%, 5/1/23 (2)	1,975	2,189
San Francisco City & County Int'l. Airport, Series E, 5.50%, 5/1/25	9,200	9,371
San Francisco City & County Int'l. Airport, Gov't Purpose, Series C, 5.00%, 5/1/23 (Prerefunded 5/1/20) (3)	6,835	7,142
San Francisco City & County Int'l. Airport, Gov't Purpose, Unrefunded Balance, Series C, 5.00%, 5/1/23	9,165	9,551

San Francisco City & County Int'l. Airport, Gov't. Purpose, Series C, 5.00%, 5/1/22 (Prerefunded 10/18/24) (3)	3,845	4,018
San Francisco City & County Int'l. Airport, Gov't. Purpose, Unrefunded Balance, Series C, 5.00%, 5/1/22	5,155	5,375
San Francisco Community College Dist., GO, 5.00%, 6/15/29	905	1,034
San Francisco Community College Dist., GO, 5.00%, 6/15/30	3,000	3,418
San Francisco Community College Dist., GO, 5.00%, 6/15/31	4,060	4,612
San Jose Airport, Series C, 5.00%, 3/1/28	1,750	1,964
San Jose Airport, Series C, 5.00%, 3/1/29	2,000	2,241
Southern California Public Power Auth., Unrefunded Balance, Series A, 5.00%, 7/1/23 (Prerefunded 1/1/19)	330	332
Univ. of California Regents, Series A1, 5.00%, 5/15/32	13,500	14,829
Univ. of California Regents, Series G, 5.00%, 5/15/30 (Prerefunded 5/15/22) (3)	3,540	3,899
Univ. of California Regents, Series G, 5.00%, 5/15/32 (Prerefunded 5/15/22) (3)	2,795	3,079
Univ. of California Regents, Series G, 5.00%, 5/15/37 (Prerefunded 5/15/22) (3)	10,010	11,027
Univ. of California Regents, Unrefunded Balance, Series G, 5.00%, 5/15/30	4,260	4,653
Univ. of California Regents, Unrefunded Balance, Series G, 5.00%, 5/15/32	3,205	3,489
Univ. of California Regents, Unrefunded Balance, Series G, 5.00%, 5/15/37	10,075	10,929
		531,149
Colorado 1.9%		
Colorado HFA, Catholic Health Initiatives, Series A, 5.00%, 7/1/19	10,485	10,656
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%, 7/1/30	4,045	4,263
Denver City & County Airport, Series A, 5.00%, 11/15/22	3,500	3,685
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2)	8,625	9,745
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2)	22,700	25,083
Denver City & County Airport, Series A, 5.25%, 11/15/23 (2)	2,245	2,422

Denver City & County Airport, Series A, 5.25%, 11/15/27	5,560	5,733
Denver City & County Airport, Series B, 5.00%, 11/15/29	2,945	3,191
Denver City & County Airport, Series B, 5.00%, 11/15/30	4,025	4,357
Denver City & County Airport, Series B, 5.25%, 11/15/28	3,000	3,340
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (2)	15,690	16,469
Denver Convention Center Hotel Auth., 5.00%, 12/1/30	2,000	2,176
E-470 Public Toll Highway, Series A, FRN, 67% of 1M USD LIBOR + 0.90%, 2.446%, 9/1/39 (Tender 9/1/19)	3,175	3,178
E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD LIBOR + 1.05%, 2.591%, 9/1/39 (Tender 9/1/21)	3,575	3,602
Regional Transportation Dist., Fastracks, Series A, 5.00%, 11/1/29	3,875	4,230
		102,130
Connecticut 0.6%		
Connecticut, Series E, GO, 5.00%, 9/15/31	12,000	13,186
Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 10/1/29	10,000	10,817
Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 1/1/32	10,000	10,953
Mashantucket Western Pequot Tribe, 6.05%, (PIK), 7/1/31 (5)(6)	371	13
		34,969
Delaware 0.1%		
Delaware, Series A, GO, 5.00%, 2/1/31	3,915	4,567
Delaware, Series A, GO, 5.00%, 2/1/32	3,000	3,484
		8,051
District of Columbia 2.6%		
District of Columbia, Series A, GO, 5.00%, 6/1/30	750	843
District of Columbia, Series A, GO, 5.00%, 6/1/31	5,000	5,599
District of Columbia, Series A, GO, 5.00%, 6/1/34	4,965	5,562

District of Columbia, Series A, GO, 5.00%, 6/1/36	4,550	5,102
District of Columbia, Series D, GO, 5.00%, 6/1/29	4,365	5,028
District of Columbia, Series D, GO, 5.00%, 6/1/32	10,000	11,365
District of Columbia, Georgetown Univ., 5.00%, 4/1/33	3,000	3,342
District of Columbia, Georgetown Univ., 5.00%, 4/1/34	1,800	1,998
District of Columbia, Georgetown Univ., 5.00%, 4/1/35	2,000	2,211
District of Columbia, Income Tax, Series A, 5.00%, 12/1/21	3,375	3,653
District of Columbia Water & Sewer Auth., Series B, 5.00%, 10/1/36	2,000	2,211
Metropolitan Washington Airports Auth., Series 2016A, 5.00%, 10/1/31 (2)	13,000	14,375
Metropolitan Washington Airports Auth., Series 2018A, 5.00%, 10/1/29 (2)	4,150	4,727
Metropolitan Washington Airports Auth., Series 2018A, 5.00%, 10/1/31 (2)	4,675	5,266
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/23	6,000	6,304
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/29	6,250	6,546
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/30 (2)	3,285	3,715
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/31 (2)	3,555	3,809
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/34 (2)	7,350	8,053
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/35 (2)	7,000	7,639
Metropolitan Washington Airports Auth., Series B, 5.00%, 10/1/23	5,000	5,128
Metropolitan Washington Airports Auth., Series B, 5.00%, 10/1/30 (2)	9,780	10,724
Washington Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/30	2,800	3,198
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/28	5,000	5,769
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/29	6,000	6,892

Washington Metropolitan Area Transit Auth., Series A, 5.25%, 7/1/22 (Prerefunded 7/1/19) (3)	2,500	2,554
Washington Metropolitan Area Transit Auth., Series A, 5.25%, 7/1/26 (Prerefunded 7/1/19) (3)	1,000	1,022
		142,635

Florida 9.0%

Alachua County HFA, Shands Teaching Hosp. and Clinics, Series B, 5.00%, 12/1/34	12,380	13,298
Brevard County HFA, Health First, 5.00%, 4/1/23	450	493
Brevard County HFA, Health First, 5.00%, 4/1/27	1,945	2,151
Brevard County HFA, Health First, 5.00%, 4/1/29	750	820
Brevard County HFA, Health First, 5.00%, 4/1/30	3,285	3,573
Brevard County HFA, Health First, 5.00%, 4/1/31	4,490	4,863
Brevard County HFA, Health First, 5.00%, 4/1/33	2,845	3,057
Brevard County HFA, Health First, 5.00%, 4/1/39	9,855	10,433
Broward County Airport, 5.00%, 10/1/26 (2)	1,500	1,695
Broward County Airport, 5.00%, 10/1/27 (2)	1,250	1,420
Broward County Airport, 5.00%, 10/1/29 (2)	2,250	2,517
Broward County Airport, 5.00%, 10/1/30 (2)	1,250	1,391
Broward County Airport, 5.00%, 10/1/31 (2)	1,500	1,659
Broward County Airport, 5.00%, 10/1/32 (2)	1,815	1,999
Broward County Airport, 5.00%, 10/1/33 (2)	1,250	1,371
Broward County Airport, 5.00%, 10/1/34 (2)	1,000	1,093
Broward County Airport, Series A, 5.25%, 10/1/29 (2)	1,650	1,814
Broward County Airport, Series P2, 5.00%, 10/1/25	3,700	4,005
Broward County Airport, Series P2, 5.00%, 10/1/26	2,885	3,118
Broward County Airport, Series Q1, 5.00%, 10/1/28	5,090	5,481
Broward County Airport, Series Q2, 5.00%, 10/1/27 (2)	2,000	2,147
Broward County Water & Sewer Utility, Series B, 5.00%, 10/1/19	7,000	7,192
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30	16,915	19,104

Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/21	8,375	8,973
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/28	10,720	11,678
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29	4,965	5,740
Florida Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/27	6,175	6,586
Florida Board of Ed., Lottery Revenue, Series A, 5.00%, 7/1/19	2,000	2,040
Florida Board of Ed., Lottery Revenue, Series A, 5.00%, 7/1/23	10,000	11,169
Florida Dept. of Environmental Protection, Forever Revenue, Series B, 5.00%, 7/1/22	10,500	11,223
Florida DOT, Series A, 5.00%, 7/1/22 (Prerefunded 7/1/19) (3)	16,710	17,216
Florida Municipal Power Agency, All Requirements, Series A, 5.00%, 10/1/31	7,325	8,246
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2)	3,000	3,284
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2)	6,500	7,090
Hillsborough County Aviation Auth., Tampa Int'l Airport, Series A, 5.00%, 10/1/23 (2)	1,480	1,637
Hillsborough County Aviation Auth., Tampa Int'l Airport, Series B, 5.00%, 10/1/33	5,160	5,607
Hillsborough County Aviation Auth., Tampa Int'l Airport, Series B, 5.00%, 10/1/34	3,090	3,351
Jacksonville, Better Jacksonville Sales Tax, 5.00%, 10/1/21	4,950	5,301
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%, 10/1/30	5,000	5,409
Miami-Dade County Aviation, 5.00%, 10/1/27 (2)	2,925	3,218
Miami-Dade County Aviation, Series A, 5.00%, 10/1/23 (2)	9,000	9,746
Miami-Dade County Aviation, Series A, 5.00%, 10/1/24 (2)	10,000	10,810
Miami-Dade County Aviation, Series A, 5.00%, 10/1/26 (2)	5,000	5,386
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (2)	6,950	7,572
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (2)	9,590	10,406
Miami-Dade County Aviation, Series A, 5.00%, 10/1/38 (2)	5,930	6,381
Miami-Dade County Aviation, Series A, 5.75%, 10/1/24 (Prerefunded 10/1/19) (3)	5,085	5,259

Miami-Dade County Aviation, Series A, 5.75%, 10/1/26 (Prerefunded 10/1/19) (3)	100	103
Miami-Dade County Aviation, Series B, 5.00%, 10/1/25	3,000	3,260
Miami-Dade County Aviation, Series B, 5.00%, 10/1/26	12,420	13,474
Miami-Dade County Aviation, Series B, 5.00%, 10/1/27	4,980	5,393
Miami-Dade County EFA, Univ. of Miami, Series B, 5.25%, 4/1/20 (7)	4,610	4,801
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33	3,000	3,334
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26	4,530	5,069
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27	3,850	4,297
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28	2,775	3,085
Miami-Dade County Expressway Auth., Toll, Series 2013A, 5.00%, 7/1/30	1,250	1,346
Miami-Dade County Expressway Auth., Toll, Series 2014A, 5.00%, 7/1/30	2,000	2,203
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/26	3,900	4,214
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/28	5,565	5,998
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/31	2,000	2,191
Orange County, Tourist Dev. Tax, 5.00%, 10/1/21	5,680	6,123
Orange County, Tourist Dev. Tax, 5.00%, 10/1/22	12,820	14,098
Orange County Convention Center, Tourist Dev. Tax, 5.00%, 10/1/19	5,000	5,136
Orange County Convention Center, Tourist Dev. Tax, 5.00%, 10/1/23	12,735	14,230
Orange County School Board, Series C, COP, 5.00%, 8/1/30	18,050	20,216
Orange County School Board, Series C, COP, 5.00%, 8/1/33	5,535	6,193
Orlando-Orange County Expressway Auth., 5.00%, 7/1/28	4,990	5,494
Orlando-Orange County Expressway Auth., 5.00%, 7/1/29	5,005	5,506
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32	11,550	12,648
Orlando-Orange County Expressway Auth., Series A, 5.00%, 7/1/26 (Prerefunded 7/1/20) (3)	12,505	13,086

Orlando-Orange County Expressway Auth., Series B, 5.00%, 7/1/24	1,830	2,024
Paseo Community Dev. Dist., Special Assessments, Series 2011 A-2, 5.40%, 5/1/36 (Prerefunded 12/14/18) (3)	120	119
Paseo Community Dev. Dist., Special Assessments, Series A-1, 5.40%, 5/1/36 (Prerefunded 12/14/18) (3)	70	70
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/27	3,900	4,328
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/28	5,000	5,538
South Broward Hosp. Dist., 5.00%, 5/1/22	3,000	3,257
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/20	2,450	2,562
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/21	1,250	1,338
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22	1,945	2,122
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/23	1,000	1,108
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34	6,385	7,083
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35	9,000	9,949
Tampa, Catholic Health East, Series A, 5.25%, 11/15/23 (Prerefunded 5/15/20) (3)	3,225	3,376
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation, Series A, 5.00%, 9/1/19	500	512
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation, Series A, 5.00%, 9/1/25	2,900	3,147
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation, Series A, 5.00%, 9/1/26	1,400	1,517
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/26	10,700	11,577
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/27	400	452
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/28	325	366
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/29	420	470
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/30	365	407
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/31	500	556
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/32	1,070	1,186
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/33	455	502
Tolomato Community Dev. Dist., Special Assessment, Series 1, 6.45%, 5/1/23	5	5

Tolomato Community Dev. Dist., Capital Appreciation Bond, Special Assessment, Series 2015-1, VR, 0.00%, 5/1/40	415	331
Tolomato Community Dev. Dist., Capital Appreciation Bond, Special Assessment, Series 2015-2, VR, 0.00%, 5/1/40	255	167
Tolomato Community Dev. Dist., Special Assessment, Series 2015-3, 6.61%, 5/1/40 (8)(9)	280	—
Tolomato Community Dev. Dist., Special Assessment, Series 3, 6.45%, 5/1/23 (8)(9)	155	—
Tolomato Community Dev. Dist., Capital Appreciation Bond, Special Assessment, Series A-3, VR, 0.00%, 5/1/40	185	180
Tolomato Community Dev. Dist., Capital Appreciation Bond, Special Assessment, Series A-4, VR, 0.00%, 5/1/40	100	81
		493,850

Georgia 4.9%

Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/26	4,190	4,323
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27	1,825	2,030
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29	12,865	14,249
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30	10,500	11,614
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31	14,440	15,950
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33	2,055	2,263
Atlanta Airport, Passenger Fac. Charge, Series C, 5.75%, 1/1/22	4,750	5,100
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A1, 6.50%, 1/1/29	1,900	1,848
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A1, 6.75%, 1/1/35	6,250	5,966
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/28	935	1,052
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/30	2,335	2,606
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/31	4,280	4,761
Atlanta Water & Wastewater, 5.00%, 11/1/31	12,860	14,368
Atlanta Water & Wastewater, 5.00%, 11/1/35	6,000	6,636

Carroll City-County Hosp. Auth., Tanner Medical Center, Unrefunded Balance, 5.00%, 7/1/22	710	742
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/29	5,395	5,785
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/31	500	555
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/33	1,250	1,375
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/35	2,250	2,456
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.25%, 4/1/41	4,300	4,516
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta, 5.00%, 11/15/21	3,500	3,609
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta, 5.00%, 11/15/24	2,850	2,935
Fulton County Dev. Auth., WellStar Health, Series A, 5.00%, 4/1/31	400	444
Fulton County Dev. Auth., WellStar Health, Series A, 5.00%, 4/1/32	1,000	1,104
Fulton County Dev. Auth., WellStar Health, Series A, 5.00%, 4/1/33	2,000	2,200
Fulton County Dev. Auth., WellStar Health, Series A, 5.00%, 4/1/34	2,515	2,755
Georgia, Series A, GO, 5.00%, 7/1/31	15,000	17,541
Georgia, Series C, GO, 5.00%, 10/1/20	3,025	3,189
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A, 5.00%, 4/1/32	1,000	1,104
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A, 5.00%, 4/1/34	1,205	1,320
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A, 5.00%, 4/1/35	1,000	1,092
Hall County & Gainesville Hosp. Auth., Georgia Health Sys., Series A, RAC, 5.375%, 2/15/40 (Prerefunded 2/15/20) (3)	2,610	2,714
Hall County & Gainesville Hosp. Auth., Georgia Health Sys., Unrefunded Balance, Series A, RAC, 5.375%, 2/15/40	805	837
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/26	1,860	2,082

Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/28	1,200	1,342
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/29	1,780	1,980
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/30	6,000	6,642
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/35	5,000	5,434
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/28	2,500	2,847
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/29	2,750	3,112
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/31	2,365	2,651
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/32	3,660	4,082
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/33	3,390	3,768
Main Street Natural Gas, Series A, 5.50%, 9/15/22	3,230	3,549
Main Street Natural Gas, Series A, 5.50%, 9/15/24	2,500	2,833
Main Street Natural Gas, Series A-1, 5.50%, 9/15/27	11,060	12,825
Main Street Natural Gas, Series B, 5.00%, 3/15/19	3,900	3,939
Main Street Natural Gas, Series B, 5.00%, 3/15/20	5,360	5,540
Main Street Natural Gas, Gas Supply, Series C, VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	14,375	15,034
Main Street Natural Gas, Gas Supply, Series D, FRN, 67% of 1M USD LIBOR + 0.83%, 2.371%, 8/1/48 (Tender 12/1/23)	14,725	14,627
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B, 5.00%, 7/1/32	5,000	5,647
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/21	2,695	2,831
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/28	8,660	9,477
Municipal Electric Auth. of Georgia, Series B, 5.00%, 1/1/20	5,230	5,390
Savannah Economic Dev. Auth., Marshes of Skidaway Island, 6.00%, 1/1/24	810	857

Savannah Economic Dev. Auth., Marshes of Skidaway Island, 7.00%, 1/1/34	3,000	3,308
		268,836
Hawaii 0.1%		
Hawaii Airports Sys., Series A, 5.25%, 7/1/23	4,175	4,385
		4,385
Idaho 0.2%		
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25	1,055	1,166
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26	1,000	1,099
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28	745	811
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29	650	705
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30	725	783
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31	720	776
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32	1,000	1,077
Idaho HFA, Trinity Health Credit Group, Series D, 5.50%, 12/1/29	2,185	2,503
		8,920
Illinois 3.6%		
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/23 (2)	5,500	5,874
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2)	23,000	25,285
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (2)	5,450	5,944
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (2)	13,000	14,284
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31	3,600	3,949
Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/27	10,590	10,933
Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/28	2,200	2,270
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34	8,450	9,416
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/23	3,065	3,168
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/24	2,605	2,692
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/25	2,920	3,017

Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/27	2,710	2,798
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/29	1,245	1,285
Chicago Transit Auth., Federal Highway, GAN, 5.00%, 6/1/21	2,400	2,542
Chicago Transit Auth., Federal Highway, GAN, 5.00%, 6/1/22	3,405	3,670
Chicago Transit Auth., Federal Highway, GAN, 5.00%, 6/1/23	4,150	4,542
Chicago Wastewater, Series A, 5.00%, 1/1/32	4,045	4,336
Chicago Wastewater, Series A, 5.00%, 1/1/33	4,250	4,540
Chicago Wastewater, Series A, 5.00%, 1/1/34	4,460	4,752
Chicago Water, 5.00%, 11/1/29	1,540	1,692
Chicago Water, Series 2000, 5.00%, 11/1/29	1,000	1,091
Chicago Waterworks, Series A-1, 5.00%, 11/1/29	2,750	3,021
Chicago Waterworks, Series A-1, 5.00%, 11/1/31	2,500	2,716
Illinois, GO, 5.00%, 2/1/19	3,775	3,796
Illinois, GO, 5.00%, 1/1/20	4,480	4,578
Illinois, GO, 5.00%, 2/1/20	3,775	3,863
Illinois, GO, 5.00%, 7/1/20	7,315	7,535
Illinois, GO, 5.00%, 2/1/21	3,775	3,885
Illinois, Series D, GO, 5.00%, 11/1/21	30,030	31,119
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27	1,275	1,429
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28	1,150	1,285
Illinois State Toll Highway Auth., Series D, 5.00%, 1/1/22	1,390	1,501
Metropolitan Pier & Exposition Auth., McCormick Place, Series B, 5.00%, 12/15/28	9,000	9,315
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/23	5,075	5,556
Railsplitter Tobacco Settlement Auth., 5.50%, 6/1/23 (Prerefunded 6/1/21) (3)	2,565	2,769
		200,448

Indiana 0.2%

Indiana Fin. Auth., Indiana Univ. Health, 5.00%, 3/1/24 (Prerefunded 3/1/21) (3)	2,930	3,117
Indiana Fin. Auth., Indiana Univ. Health, Series N, 5.00%, 3/1/23 (Prerefunded 3/1/21) (3)	2,430	2,585

Indiana Municipal Power Agency, Power Supply, Series A, 5.00%, 1/1/29	4,250	4,735
Valparaiso, Pratt Paper, IDRB, 5.875%, 1/1/24 (2)	2,200	2,405
		12,842
Iowa 0.1%		
Iowa Fin. Auth., Iowa Fertilizer, 5.50%, 12/1/22	20	20
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50 (Tender 12/1/37)	5,980	6,350
		6,370
Kansas 0.6%		
Kansas DFA, Series K, 5.00%, 12/1/20	2,300	2,370
Kansas DFA, Adventist Health/Sunbelt, Series A, 5.00%, 11/15/32	11,400	12,163
Lenexa City, Lakeview Village, Series A, 5.00%, 5/15/23	1,155	1,228
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/21	1,135	1,183
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/25	1,000	1,072
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/26	1,045	1,124
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/28	2,300	2,471
Wichita, Via Christi Health, 5.25%, 11/15/24 (Prerefunded 11/15/19) (3)	8,295	8,565
Wichita, Via Christi Health, Series IV-A, 5.25%, 11/15/25 (Prerefunded 11/15/21) (3)	4,085	4,433
		34,609
Kentucky 0.9%		
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/27	2,625	2,840
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/28	3,105	3,315

Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/29	5,250	5,573
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/31	1,000	1,052
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/32	3,250	3,407
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.25%, 6/1/20	500	517
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.25%, 6/1/23 (Prerefunded 6/1/20) (3)	11,030	11,553
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 6.00%, 6/1/30 (Prerefunded 6/1/20) (3)	6,410	6,788
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 6.375%, 6/1/40 (Prerefunded 6/1/20) (3)	10,435	11,111
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 6.50%, 3/1/45 (Prerefunded 6/1/20) (3)	3,725	3,973
		50,129
Louisiana 0.4%		
Louisiana Local Gov't. Environmental Fac. Auth., Jefferson Parish, Series A, 5.25%, 4/1/23 (Prerefunded 4/1/19) (3)	575	583
Louisiana Local Gov't. Environmental Fac. Auth., Jefferson Parish, Series A, 5.25%, 4/1/24 (Prerefunded 4/1/19) (3)	1,300	1,318
New Orleans Aviation Board, Series B, 5.00%, 1/1/29 (2)	4,400	4,786
New Orleans Aviation Board, Series B, 5.00%, 1/1/31 (2)	6,000	6,443
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40 (Tender 6/1/22)	2,300	2,395
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 5/15/22	3,315	3,571
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 5/15/23	1,500	1,636
		20,732
Maryland 3.7%		
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%, 4/1/25	700	760

Baltimore City, Series C, 5.00%, 7/1/27	500	554
Baltimore City, Series C, 5.00%, 7/1/28	1,165	1,288
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34	3,570	3,990
Baltimore City, Wastewater, Series E, 5.00%, 7/1/26	3,030	3,378
Baltimore City, Water, Series C, 5.00%, 7/1/34	2,155	2,397
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/23	1,000	1,042
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24	2,500	2,608
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25	1,500	1,606
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26	2,495	2,679
Howard County, Series D, GO, 5.00%, 2/15/31	5,480	6,357
Maryland, Series B, GO, 5.00%, 8/1/20 (Prerefunded 8/1/19) (3)	1,600	1,637
Maryland DOT, 5.00%, 2/15/25 (Prerefunded 2/15/21) (3)	1,340	1,426
Maryland DOT, 5.00%, 2/15/28 (Prerefunded 2/15/21) (3)	8,475	9,017
Maryland Economic Dev., Series B, 5.125%, 6/1/20 (10)	1,720	1,781
Maryland Economic Dev., Potomac Electric Power, PCR, 6.20%, 9/1/22	3,500	3,546
Maryland Economic Dev., Purple Line Light Rail, 5.00%, 3/31/23 (2)	1,315	1,431
Maryland Economic Dev., Purple Line Light Rail, 5.00%, 3/31/25 (2)	500	551
Maryland Economic Dev., Purple Line Light Rail, 5.00%, 9/30/25 (2)	500	553
Maryland Economic Dev., Purple Line Light Rail, Series A, 5.00%, 3/31/24 (2)	10,440	11,087
Maryland Economic Dev., Purple Line Light Rail, Series B, 5.00%, 9/30/26 (2)	5,685	5,986
Maryland Economic Dev., Purple Line Light Rail, Series C, 5.00%, 9/30/26 (2)	3,435	3,617
Maryland Economic Dev., Purple Line Light Rail, Series C, 5.00%, 3/31/27 (2)	3,435	3,608
Maryland Economic Dev., Purple Line Light Rail, Series C, 5.00%, 3/31/28 (2)	3,435	3,596
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%, 9/30/29 (2)	1,665	1,821

Maryland Economic Dev., Transportation Fac., Series A, 5.00%, 6/1/26	2,075	2,308
Maryland Economic Dev., Transportation Fac., Series A, 5.00%, 6/1/27	1,000	1,117
Maryland Economic Dev., Transportation Fac., Series A, 5.00%, 6/1/28	1,000	1,122
Maryland Economic Dev., Transportation Fac., Series A, 5.125%, 6/1/20 (10)	670	694
Maryland HHEFA, 5.00%, 7/1/28	2,275	2,504
Maryland HHEFA, 5.00%, 7/1/29	1,600	1,756
Maryland HHEFA, Series D, VRDN, 1.56%, 7/1/41	1,310	1,310
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29	2,000	2,277
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30	2,180	2,469
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31	1,850	2,083
Maryland HHEFA, Anne Arundel Health Sys., 5.00%, 7/1/25	1,000	1,088
Maryland HHEFA, Anne Arundel Health Sys., Series A, 6.75%, 7/1/29 (Prerefunded 7/1/19) (3)	1,270	1,309
Maryland HHEFA, Doctors Community Hosp., 5.30%, 7/1/25 (Prerefunded 7/1/20) (3)	2,245	2,337
Maryland HHEFA, Doctors Community Hosp., 5.75%, 7/1/38 (Prerefunded 7/1/20) (3)	3,500	3,705
Maryland HHEFA, Doctors Community Hosp., Unrefunded Balance, 5.30%, 7/1/25 (Prerefunded 7/1/20) (3)	345	363
Maryland HHEFA, Greater Baltimore Medical Center, 5.00%, 7/1/19	3,495	3,561
Maryland HHEFA, Greater Baltimore Medical Center, 5.00%, 7/1/20	2,395	2,509
Maryland HHEFA, John Hopkins Health Sys., 5.00%, 5/15/31	2,660	3,009
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29	10,365	11,425
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30	2,785	3,055
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31	1,450	1,584
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26	2,200	2,431
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28	4,000	4,397

Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38	1,970	2,124
Maryland HHEFA, Meritus Medical Center, Series A, 5.00%, 7/1/33	1,000	1,072
Maryland HHEFA, Univ. of Maryland Health Sys., Series A, 5.00%, 7/1/20	1,240	1,298
Maryland HHEFA, Univ. of Maryland Medical Sys., 5.00%, 7/1/21 (Prerefunded 7/1/19) (3)	1,895	1,933
Maryland HHEFA, Univ. of Maryland Medical Sys., Unrefunded Balance, 5.00%, 7/1/21	2,105	2,146
Maryland HHEFA, Western Maryland Health Sys., 5.00%, 7/1/19	2,000	2,036
Maryland HHEFA, Western Maryland Health Sys., 5.25%, 7/1/27	3,700	4,070
Maryland HHEFA, Western Maryland Health Sys., 5.25%, 7/1/28	12,180	13,331
Montgomery County, Series A, GO, 5.00%, 11/1/20	2,000	2,113
Montgomery County, Series A, GO, 5.00%, 11/1/25	11,060	12,794
Montgomery County, Series B, GO, 5.00%, 11/1/21	6,020	6,519
Montgomery County, Series C, GO, 5.00%, 10/1/24	11,460	13,059
Rockville, Ingleside at King Farm, Series A1, 5.00%, 11/1/22	520	553
Rockville, Ingleside at King Farm, Series A1, 5.00%, 11/1/23	650	696
Rockville, Ingleside at King Farm, Series A1, 5.00%, 11/1/27	500	542
Rockville, Ingleside at King Farm, Series A1, 5.00%, 11/1/29	1,075	1,150
Rockville, Ingleside at King Farm, Series C-2, 3.00%, 11/1/25	1,700	1,652
		201,817

Massachusetts 1.6%

Massachusetts, Series B, GO, 5.25%, 9/1/22 (11)	8,000	8,876
Massachusetts, Series C, GO, 5.50%, 12/1/23 (7)	4,500	5,168
Massachusetts, Series F, 5.00%, 11/1/24 (Prerefunded 11/1/22) (3)	18,775	20,723
Massachusetts Dev. Finance Agency, Harvard Univ., Series B2, 5.25%, 2/1/34 (Prerefunded 2/1/21) (3)	4,195	4,482
Massachusetts Dev. Finance Agency, Partners Healthcare, Series S2, VRDN, 5.00%, 7/1/38 (Tender 1/30/25)	10,000	11,276
Massachusetts Ed. Fin. Auth., Series A, 5.50%, 1/1/22	3,500	3,629

Massachusetts HEFA, Harvard Univ., Series A, 5.00%, 12/15/24 (Prerefunded 12/15/19) (3)	4,000	4,134
Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series A, 5.00%, 8/15/27	4,850	5,300
Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series B, 5.00%, 8/15/27	6,450	7,048
Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series B, 5.00%, 8/15/28	13,100	14,286
Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series B, 5.00%, 8/15/30	5,260	5,718
		90,640
Michigan 3.0%		
Great Lakes Water Auth., Sewage Disposal, Series B, 5.00%, 7/1/31	7,685	8,618
Great Lakes Water Auth., Sewage Disposal, Series B, 5.00%, 7/1/32	3,500	3,912
Great Lakes Water Auth., Sewage Disposal, Series B, 5.00%, 7/1/33	14,085	15,694
Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/28	9,505	10,805
Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/29	6,225	7,040
Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/30	6,590	7,419
Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/31	5,535	6,207
Karegnondi Water Auth., Water Supply, Series A, 5.00%, 11/1/22	2,810	3,063
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/28	4,800	5,368
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/30	11,730	12,970
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/32	440	484
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/34	6,580	7,184
Michigan Fin. Auth., McLaren Healthcare, Series A, 5.00%, 5/15/28	2,505	2,792
Michigan Fin. Auth., McLaren Healthcare, Series A, 5.00%, 5/15/29	1,000	1,110

Minnesota 0.3%		
Minneapolis-Saint Paul Metropolitan Airports Commission, Series A, 5.00%, 1/1/27	6,500	7,121
Minneapolis-Saint Paul Metropolitan Airports Commission, Series A, 5.00%, 1/1/31	3,580	3,882
Minnesota, Series A, GO, 5.00%, 10/1/30	4,190	4,891
Minnesota, Series B, GO, 5.00%, 10/1/24	3,400	3,650
		19,544
Missouri 0.2%		
Curators of the Univ. of Missouri, Series A, 5.00%, 11/1/19	3,400	3,501
Saint Louis Airport, Series B, 5.00%, 7/1/21 (2)(11)	905	960
Saint Louis Airport, Series B, 5.00%, 7/1/22 (2)(11)	1,050	1,133
Saint Louis Airport, Series B, 5.00%, 7/1/23 (2)(11)	975	1,067
Saint Louis Airport, Series B, 5.00%, 7/1/24 (2)(11)	1,075	1,190
Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(11)	2,725	3,043
Saint Louis Airport, Lambert Int'l, Series A1, 6.00%, 7/1/19	2,500	2,564
		13,458
Montana 0.1%		
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23	835	880
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24	880	931
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25	925	974
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26	970	1,018
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28	1,060	1,117
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31	1,250	1,295
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32	445	460
		6,675
Nebraska 0.9%		
Central Plains Energy, Nebraska Gas, 5.00%, 9/1/42	12,130	13,033
Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37	4,000	4,334

Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27	4,000	4,468
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29	4,000	4,495
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30	10,000	11,246
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31	2,000	2,255
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32	5,805	6,555
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/35	1,000	1,127
		47,513
Nevada 0.5%		
Clark County Airport, Las Vegas McCarran Int'l. Airport, Series C, 5.00%, 7/1/25 (11)	1,800	1,835
Clark County Airport, Las Vegas McCarran Int'l. Airport, Series C, 5.00%, 7/1/26 (11)	7,500	7,644
Las Vegas Valley Water Dist., Series B, GO, 5.00%, 6/1/26	5,545	6,015
Truckee Meadows Water Auth., 5.00%, 7/1/32	4,000	4,486
Truckee Meadows Water Auth., 5.00%, 7/1/34	3,965	4,421
Truckee Meadows Water Auth., 5.00%, 7/1/35	1,195	1,328
		25,729
New Hampshire 0.1%		
New Hampshire Business Fin. Auth., Elliot Hosp., Series A, 6.00%, 10/1/27 (Prerefunded 10/1/19) (3)	5,200	5,387
		5,387
New Jersey 2.1%		
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%, 9/15/23 (2)	6,665	7,105
New Jersey Economic Dev. Auth., Continental Airlines, Series B, 5.625%, 11/15/30 (2)	2,000	2,220
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (11)	1,200	1,361
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., 5.25%, 7/1/28	5,000	5,523
New Jersey Higher Ed. Student Assistance Auth., Series A, 5.25%, 6/1/20	2,145	2,181

New Jersey Transportation Trust Fund Auth., Highway Reimbursement, Series A-1, 5.00%, 6/15/20	4,290	4,458
New Jersey Transportation Trust Fund Auth., Highway Reimbursement, Series A1, 5.00%, 6/15/21	7,185	7,581
New Jersey Transportation Trust Fund Auth., Highway Reimbursement, Series A1, 5.00%, 6/15/22	5,000	5,356
New Jersey Transportation Trust Fund Auth., Transportation Sys., Series B, 5.50%, 12/15/20 (12)	2,000	2,122
New Jersey Transportation Trust Fund Auth. Sys., Transportation System, Series A, 5.00%, 12/15/24	5,000	5,464
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27 (Prerefunded 7/1/22) (3)	810	889
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/28 (Prerefunded 7/1/22) (3)	17,880	19,626
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/20	4,000	4,135
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/27	5,495	5,989
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/28	13,060	14,192
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33	5,000	5,625
New Jersey Turnpike Auth., Unrefunded Balance, Series A, 5.00%, 1/1/27 (Prerefunded 7/1/22) (3)	11,190	12,283
New Jersey Turnpike Auth., Unrefunded Balance, Series A, 5.00%, 1/1/28 (Prerefunded 7/1/22) (3)	1,740	1,910
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 6/1/24	2,630	2,903
Tobacco Settlement Financing, Tobacco Industry, Series A, 5.00%, 6/1/22	400	431
Tobacco Settlement Financing, Tobacco Industry, Series A, 5.00%, 6/1/23	1,930	2,106
		113,460
New York 16.4%		
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 7/1/30	1,250	1,442
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 7/1/32	1,350	1,541
Dormitory Auth. of the State of New York, Mount Sinai Hosp., Series A, 5.00%, 7/1/19	2,910	2,966

Dormitory Auth. of the State of New York, Mount Sinai Hosp., Series A, 5.00%, 7/1/20	1,360	1,422
Dormitory Auth. of the State of New York, Mount Sinai Hosp., Series A, 5.00%, 7/1/21	6,935	7,249
Dormitory Auth. of the State of New York, Mount Sinai Hosp., Series A, 5.00%, 7/1/22	3,845	4,018
Dormitory Auth. of the State of New York, New York Univ., Series A, 5.00%, 7/1/32	5,525	6,281
Dormitory Auth. of the State of New York, Pace Univ., Series A, 5.00%, 5/1/25 (Prerefunded 5/1/23) (3)	25	28
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded Balance, Series A, 5.00%, 5/1/25	975	1,054
Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 3/15/25	8,860	9,410
Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 2/15/28	6,300	7,009
Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 3/15/33	8,490	9,359
Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.25%, 2/15/27 (Prerefunded 2/15/19) (3)	3,425	3,459
Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/26	20,000	23,066
Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/32	18,985	21,506
Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/35	23,225	26,007
Dormitory Auth. of the State of New York, Personal Income Tax, Series E, 5.00%, 8/15/33	19,285	20,633
Dormitory Auth. of the State of New York, Personal Income Tax, Unrefunded Balance, Series A, 5.25%, 2/15/27	160	161
Dormitory Auth. of the State of New York, Sales Tax, 5.00%, 3/15/29	12,900	14,764
Dormitory Auth. of the State of New York, Sales Tax, Series A, 5.00%, 3/15/34	10,000	11,199
Dormitory Auth. of the State of New York, Third Gen. Resolution, 5.00%, 5/15/29	5,850	6,340
Long Island Power Auth., Series A, 5.50%, 4/1/24 (Prerefunded 4/1/19) (3)	1,850	1,878

Metropolitan Transportation Auth., Series A-2, BAN, 4.00%, 8/15/19	4,600	4,669
Metropolitan Transportation Auth., Series A-5, BAN, 4.00%, 8/15/19	8,250	8,374
Metropolitan Transportation Auth., Series B-4, 5.00%, 11/15/22	6,195	6,836
Metropolitan Transportation Auth., Series C, 5.00%, 11/15/22	3,820	4,189
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24	6,180	6,941
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/33	21,875	24,422
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35	10,000	10,984
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29	10,000	11,221
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30	10,000	11,184
Metropolitan Transportation Auth., Series E, 5.00%, 11/15/25 (Prerefunded 11/15/22) (3)	4,000	4,437
Metropolitan Transportation Auth., Series F, 5.00%, 11/15/19	4,000	4,119
Metropolitan Transportation Auth., Series F, 5.00%, 11/15/26	9,090	9,859
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A, 5.00%, 11/15/27	9,925	10,840
Nassau County IDA, Amsterdam at Harborside, Series A, 5.875%, 1/1/23	206	212
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%, 1/1/32	1,058	1,109
Nassau County IDA, Amsterdam at Harborside, Series A5, 6.70%, 1/1/49	160	168
Nassau County IDA, Amsterdam at Harborside, Series B, 5.50%, 7/1/20	82	83
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%, 1/1/49 (8)(9)	596	101
Nassau County Local Economic Assistance, Catholic Health Services of Long Island, 5.00%, 7/1/27	1,650	1,805
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25	2,000	2,268
New York City, Series 1, GO, 5.00%, 8/1/25	13,000	14,893
New York City, Series 1-I, GO, 5.00%, 3/1/28	14,730	16,362
New York City, Series B-1, GO, 5.00%, 12/1/31	2,000	2,264
New York City, Series B-1, GO, 5.00%, 10/1/35	1,750	1,965
New York City, Series B-1, GO, 5.00%, 10/1/37	3,070	3,430

New York City, Series C, GO, 5.00%, 8/1/24	9,525	10,797
New York City, Series D, GO, 5.00%, 8/1/28	9,965	10,904
New York City, Series E, GO, 5.00%, 8/1/28	6,125	6,766
New York City, Series E, GO, 5.00%, 8/1/29	6,550	7,156
New York City, Series E-3, GO, 5.00%, 8/1/23	7,100	7,595
New York City, Series F-1, GO, 5.00%, 3/1/28	9,000	9,863
New York City, Series G, GO, 5.00%, 8/1/20	1,500	1,574
New York City, Series I, GO, 5.00%, 8/1/20	17,300	18,153
New York City, Series I, GO, 5.00%, 8/1/21	9,030	9,698
New York City, Series M, GO, 5.00%, 4/1/21 (13)	5	5
New York City, Unrefunded Balance, Series I-1, GO, 5.00%, 8/1/20	40	42
New York City Municipal Water Fin Auth., Water & Sewer, Series AA, 5.00%, 6/15/37	19,000	21,164
New York City Municipal Water Fin Auth., Water & Sewer, Series BB-2, 5.00%, 6/15/31	5,680	6,463
New York City Municipal Water Fin Auth., Water & Sewer, Series EE, 5.00%, 6/15/29	7,600	8,275
New York City Municipal Water Fin Auth., Water & Sewer, Series EE, 5.00%, 6/15/31	13,070	14,208
New York City Municipal Water Fin Auth., Water & Sewer, Series FF, 5.00%, 6/15/28	6,945	7,575
New York City Transitional Fin Auth. Building Aid, Series S-1, 5.00%, 7/15/26	15,250	16,595
New York City Transitional Fin Auth. Building Aid, Series S-2, 5.00%, 7/15/32	7,715	8,700
New York City Transitional Fin Auth. Building Aid, Series S1, 5.00%, 7/15/25	5,625	6,132
New York City Transitional Fin Auth. Building Aid, Series S1, 5.00%, 7/15/32	16,155	18,217
New York City Transitional Fin Auth. Building Aid, Series S1A, 5.00%, 7/15/24	5,950	6,372
New York City Transitional Fin Auth. Future Tax, Series A, 5.00%, 11/1/27	8,410	9,044
New York City Transitional Fin Auth. Future Tax, Series A1, 5.00%, 8/1/24	11,500	13,030

New York City Transitional Fin Auth. Future Tax, Series A2, 5.00%, 8/1/36	16,840	18,809
New York City Transitional Fin Auth. Future Tax, Series B-1, 5.00%, 8/1/34	5,160	5,849
New York City Transitional Fin Auth. Future Tax, Series C, 5.00%, 11/1/27	19,480	22,072
New York City Transitional Fin Auth. Future Tax, Series D, 5.00%, 11/1/23	8,000	8,325
New York City Transitional Fin Auth. Future Tax, Series E1, 5.00%, 2/1/33	9,000	10,076
New York City Transitional Fin Auth. Future Tax, Series F-1, 5.00%, 5/1/33	11,300	12,687
New York City Transitional Fin Auth. Future Tax, Series F-1, 5.00%, 5/1/34	3,000	3,356
New York City Transitional Fin Auth. Future Tax, Series F-3, 5.00%, 2/1/31	7,450	8,342
New York City Transitional Fin Auth. Future Tax, Unrefunded Balance, 5.00%, 11/1/22	4,880	5,021
New York State Thruway Auth., Highway & Bridge Trust Fund, Series A-1, 5.00%, 4/1/23	6,000	6,393
New York State Thruway Auth., Personal Income Tax, Series A, 5.00%, 3/15/25	1,000	1,105
New York State Thruway Auth., Personal Income Tax, Series A, 5.00%, 3/15/27	2,830	3,115
New York State Transportation Dev., American Airlines, 5.00%, 8/1/21 (2)	3,150	3,310
New York State Transportation Dev., Delta Airlines, 5.00%, 1/1/26 (2)	10,700	11,766
New York State Transportation Dev., Terminal One Group, 5.00%, 1/1/22 (2)	2,245	2,392
New York State Transportation Dev., Terminal One Group, 5.00%, 1/1/23 (2)	1,845	1,992
New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/21	42,000	44,730
New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/23	10,725	11,894
New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/24	6,325	7,128

New York State Urban Dev., Personal Income Tax, Series C, 5.00%, 3/15/28	14,775	16,224
New York State Urban Dev., Personal Income Tax, Series C2, 5.00%, 3/15/33	18,775	21,196
New York Transportation Dev., American Airlines, 5.00%, 8/1/26 (2)	7,935	8,252
New York Transportation Dev., American Airlines, 5.00%, 8/1/31 (2)	4,980	5,139
Onondaga Civic Dev., Saint Joseph's Hosp., Series A, 4.625%, 7/1/22 (Prerefunded 7/1/19) (3)	1,000	1,018
Onondaga Civic Dev., Saint Joseph's Hosp., Series A, 5.00%, 7/1/19 (10)	355	362
Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/22 (2)	7,175	7,829
Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/23 (2)	5,000	5,530
Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/28 (2)	5,410	5,946
Port Auth. of New York & New Jersey, Series 207, 5.00%, 9/15/26 (2)	28,545	32,455
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/26	32,550	35,695
Utility Debt Securitization Auth., 5.00%, 12/15/29	9,190	10,231
		900,094
North Carolina 2.8%		
Charlotte Airport, Series A, 5.00%, 7/1/27	3,670	3,838
Charlotte Water & Sewer, 5.00%, 7/1/24	5,000	5,684
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, Series A, 4.00%, 1/15/35	7,200	7,335
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, Series A, 5.00%, 1/15/28	6,210	6,715
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, Series A, 5.25%, 1/15/23	2,775	2,793
New Hanover County, Regional Medical Center, 5.00%, 10/1/20	3,900	4,094
New Hanover County, Regional Medical Center, 5.00%, 10/1/28	3,000	3,197
New Hanover County, Regional Medical Center, 5.00%, 10/1/29	800	902

New Hanover County, Regional Medical Center, 5.00%, 10/1/30	1,200	1,347
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%, 1/1/33	5,205	5,871
North Carolina Eastern Municipal Power Agency, Series A, 5.00%, 1/1/26 (Prerefunded 7/1/22) (3)	1,195	1,309
North Carolina Eastern Municipal Power Agency, Series B, 6.00%, 1/1/22 (10)	9,570	10,666
North Carolina Eastern Municipal Power Agency, Series B, 6.00%, 1/1/22 (10)(12)	4,450	4,952
North Carolina Eastern Municipal Power Agency, Series D, 5.00%, 1/1/25 (Prerefunded 7/1/22) (3)	9,120	9,990
North Carolina Medical Care Commission, Cape Fear Valley Health, 5.00%, 10/1/19	3,400	3,477
North Carolina Medical Care Commission, Southminster, 4.00%, 10/1/19	140	142
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/20	205	212
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/21	230	241
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/22	855	907
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/23	595	636
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/24	705	756
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/25	485	523
North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/30	2,715	2,989
North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/31	7,000	7,673
North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/32	2,000	2,184
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series A, 5.00%, 1/1/31	10,025	11,158
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/25	5,000	5,386

North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/26	6,570	7,066
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/29	1,300	1,394
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/30	5,110	5,472
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/31	1,315	1,407
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series C, 5.00%, 1/1/29	3,000	3,366
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series C, 5.00%, 1/1/30	10,000	11,171
North Carolina Turnpike Auth., 5.00%, 1/1/27 (11)	2,400	2,741
North Caroline Turnpike Auth., 5.00%, 1/1/24 (11)	700	777
North Caroline Turnpike Auth., 5.00%, 1/1/25	1,300	1,445
North Caroline Turnpike Auth., 5.00%, 1/1/26 (11)	1,350	1,530
Raleigh Durham Airport Auth., Series B, 5.00%, 11/1/25	5,480	5,699
Union County, Series B, GO, 5.00%, 3/1/26 (Prerefunded 3/1/19) (3)	1,290	1,303
Wake County, Public Improvement, Unrefunded Balance, GO, 5.00%, 3/1/22	7,620	7,697
		156,045

Ohio 0.9%

Cleveland Airports, Series A, 5.00%, 1/1/27 (11)	1,525	1,686
Cleveland Airports, Series A, 5.00%, 1/1/28 (11)	3,055	3,364
Cleveland Airports, Series A, 5.00%, 1/1/30 (11)	1,650	1,803
Cleveland Airports, Series A, 5.00%, 1/1/31 (11)	1,000	1,091
Columbus, Series A, GO, 4.00%, 8/15/27	4,625	4,990
Columbus, Series A, GO, 5.00%, 2/15/20	5,000	5,187
Franklin County, Nationwide Children's Hosp., Series A, 5.00%, 11/1/30	1,100	1,257
Franklin County, Nationwide Children's Hosp., Series A, 5.00%, 11/1/31	1,000	1,137

Franklin County, Nationwide Children's Hosp., Series A, 5.00%, 11/1/32	1,400	1,579
Hamilton County, Life Enriching Communities, 4.00%, 1/1/19	375	376
Hamilton County, Life Enriching Communities, 4.00%, 1/1/20	375	380
Hamilton County, Life Enriching Communities, 4.00%, 1/1/21	300	306
Hamilton County, Life Enriching Communities, 5.00%, 1/1/22	365	385
Hamilton County, Life Enriching Communities, 5.00%, 1/1/23	400	426
Hamilton County, Life Enriching Communities, 5.00%, 1/1/24	525	562
Hamilton County, Life Enriching Communities, 5.00%, 1/1/25	800	862
Hamilton County, Life Enriching Communities, 5.00%, 1/1/26	550	595
Hamilton County, Life Enriching Communities, 5.00%, 1/1/31	1,500	1,581
Montgomery County, Catholic Health Initiatives, Series B, 5.25%, 5/1/29 (Prerefunded 11/12/23) (3)	1,615	1,817
Montgomery County, Catholic Health Initiatives, Unrefunded Balance, Series B, 5.25%, 5/1/29	3,010	3,264
Ohio, Cleveland Clinic Health, Series A, 5.00%, 1/1/31	5,480	6,300
Ohio, Cleveland Clinic Health, Series A, 5.00%, 1/1/33	2,735	3,109
Ohio, Infrastructure Improvement, Series A, GO, 5.00%, 9/1/23	7,000	7,829
		49,886
Oregon 0.1%		
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/23	250	268
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/25	280	303
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/27	305	330
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/28	320	345
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/29	335	359
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/30	355	379
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/31	370	394

Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/32	390	414
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/33	410	433
Port of Portland Airport, Series 24B, 5.00%, 7/1/30 (2)	2,000	2,226
Port of Portland Airport, Series 24B, 5.00%, 7/1/31 (2)	1,685	1,869
Port of Portland Airport, Series 24B, 5.00%, 7/1/32 (2)	1,130	1,248
		8,568

Pennsylvania 1.7%

Allentown Neighborhood Improvement Zone Dev. Auth., City Center, 5.00%, 5/1/23 (4)	2,000	2,109
Allentown Neighborhood Improvement Zone Dev. Auth., City Center, 5.00%, 5/1/28 (4)	2,000	2,150
Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/25	1,500	1,673
Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/26	2,000	2,243
Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/27	2,000	2,249
Cumberland County Municipal Auth., Asbury Obligated Group, 5.00%, 1/1/22	615	641
Montgomery County IDA, Albert Einstein Healthcare Network, 5.00%, 1/15/19	1,000	1,004
Philadelphia Airport, Series A, 5.25%, 6/15/28	1,180	1,235
Philadelphia Airport, Series A, 5.25%, 6/15/29	4,145	4,337
Philadelphia Airport, Series D, 5.25%, 6/15/23 (2)	19,670	20,529
Philadelphia Airport, Series D, 5.25%, 6/15/24 (2)	22,340	23,298
Saint Mary Hosp. Auth., Catholic Health, Series A, 5.00%, 11/15/26 (Prerefunded 5/15/20) (3)	5,000	5,216
Saint Mary Hosp. Auth., Catholic Health, Series A, 5.25%, 11/15/23 (Prerefunded 5/15/20) (3)	8,000	8,375
State Public School Building Auth., Philadelphia School Dist., Series A, GO, 5.00%, 6/1/31 (11)	9,160	10,018

State Public School Building Auth., Philadelphia School Dist., Series A, GO, 5.00%, 6/1/32 (11)	10,000	10,908
		95,985

Rhode Island 0.5%

Central Falls Detention Fac., 7.25%, 7/15/35 (8)(9)	980	176
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/19 (10)	1,240	1,271
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/20 (10)	1,000	1,051
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/21 (10)	1,305	1,404
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/22 (10)	2,705	2,971
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/23 (10)	1,000	1,118
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/19	1,740	1,762
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/20	2,705	2,778
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/22	1,950	2,046
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/23	1,950	2,059
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/24	5,025	5,335
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/25	1,425	1,522
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/26	1,630	1,742
		25,235

South Carolina 0.8%

Lexington County Health Services Dist., Lexmed, 5.00%, 11/1/27	1,595	1,806
Lexington County Health Services Dist., Lexmed, 5.00%, 11/1/29	3,010	3,314

Patriots Energy Group Financing Agency, Series A, VRDN, 4.00%, 10/1/48 (Tender 2/1/24)	12,000	12,554
South Carolina Jobs Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/26	1,000	1,086
South Carolina Jobs Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/27	5,500	5,965
South Carolina Jobs Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/28	9,750	10,560
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/29	9,940	10,750
South Carolina Public Service Auth., Series B, 5.00%, 1/1/19 (10)(12)	335	337
		46,372
South Dakota 0.1%		
South Dakota HEFA, Regional Health, 5.00%, 9/1/19 (10)	1,430	1,465
South Dakota HEFA, Regional Health, 5.00%, 9/1/20 (10)	1,000	1,051
South Dakota HEFA, Regional Health, 5.00%, 9/1/21 (Prerefunded 9/1/20) (3)	1,000	1,051
		3,567
Tennessee 1.9%		
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/25	1,300	1,443
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/26	1,000	1,102
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/27	1,050	1,151
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/28	1,000	1,089
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/29	1,000	1,082
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/30	1,400	1,565
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/31	2,600	2,794

Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/32	4,000	4,290
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/33	7,250	7,759
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/34	4,500	4,806
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series A, 5.00%, 7/1/36	1,220	1,330
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series A, 5.00%, 7/1/37	8,825	9,600
Metropolitan Gov't of Nashville & Davidson County Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/30	2,110	2,329
Metropolitan Gov't. of Nashville & Davidson County, Series C, GO, 5.00%, 7/1/32	8,000	8,939
Tennessee, Series B, GO, 5.00%, 8/1/30	6,860	7,884
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48 (Tender 5/1/23)	17,070	17,703
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/19	5,875	6,021
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/21	1,500	1,605
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	12,770	14,245
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	4,945	5,613
		102,350

Texas 12.8%

Arlington, Special Tax, Series A, 5.00%, 2/15/35 (11)	2,500	2,801
Austin Airport, Series B, 5.00%, 11/15/29 (2)	1,200	1,332
Austin Airport, Series B, 5.00%, 11/15/31 (2)	1,550	1,707
Austin Airport, Series B, 5.00%, 11/15/33 (2)	1,130	1,234
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/20	1,100	1,135
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/21	500	527
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/23	1,405	1,531

Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/24	410	452
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/25	500	556
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/26	500	559
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/19	1,015	1,019
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/20	945	976
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/22	1,150	1,237
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/23	750	817
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/24	500	551
Austin Water & Wastewater, 5.00%, 11/15/30	5,340	6,053
Central Texas Regional Mobility Auth., 5.00%, 1/1/20	800	823
Central Texas Regional Mobility Auth., 5.00%, 1/1/22	845	904
Central Texas Regional Mobility Auth., 5.00%, 1/1/23	1,000	1,088
Central Texas Regional Mobility Auth., 5.00%, 1/1/32	6,475	7,103
Central Texas Regional Mobility Auth., 5.00%, 1/1/33	3,970	4,339
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/23	475	519
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/33	2,600	2,775
Cypress-Fairbanks Independent School District, GO, 5.00%, 2/15/29	3,840	4,305
Cypress-Fairbanks Independent School District, School Building, GO, 5.00%, 2/15/24	7,205	7,641
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/22 (Prerefunded 6/1/19) (3)	3,500	3,564
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32	5,000	5,623
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/33	1,825	2,046
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/38 (2)	4,000	4,138
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/29 (2)	6,000	6,573
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/19	3,000	3,085

Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/23	2,400	2,518
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/29	5,985	6,449
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28	2,000	2,216
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/29	1,300	1,437
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28	1,850	2,050
Dallas/Fort Worth Int'l. Airport, Series G, 5.00%, 11/1/26	1,000	1,047
Dallas/Fort Worth Int'l. Airport, Series G, 5.00%, 11/1/28	13,770	14,404
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%, 9/1/19	1,190	1,211
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%, 9/1/22	450	478
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%, 9/1/34	1,750	1,833
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.25%, 9/1/29	1,000	1,074
Grand Parkway Transportation, Series A, 5.00%, 10/1/34	8,495	9,597
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28	2,000	2,269
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., Series A, 5.00%, 12/1/20	1,855	1,953
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., Series A, 5.00%, 6/1/24	15,000	15,561
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., Series A, 5.00%, 12/1/24	2,155	2,422
Harris County Health Fac. Dev., Memorial Hermann, Series B, 7.00%, 12/1/27 (Prerefunded 12/1/18) (3)	2,225	2,234
Harris County Metropolitan Transit Auth., Sales & Use Tax, Series A, 5.00%, 11/1/20	2,440	2,572
Harris County Metropolitan Transit Auth., Sales & Use Tax, Series B, 5.00%, 11/1/20	5,135	5,412
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%, 8/15/31	3,000	3,423
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%, 8/15/32	2,550	2,901
Houston, Series A, GO, 5.00%, 3/1/20	1,700	1,764
Houston, Series A, GO, 5.00%, 3/1/21	3,960	4,198
Houston, Series A, GO, 5.00%, 3/1/22	1,975	2,146

Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25	2,485	2,771
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/27	6,000	6,643
Houston Airport, United Airlines, Terminal E, 4.50%, 7/1/20 (2)	1,730	1,769
Houston Airport, United Airlines, Terminal E, 4.75%, 7/1/24 (2)	11,130	11,774
Houston Airport, United Airlines, Terminal E, IDRB, 5.00%, 7/1/29 (2)	10,200	10,839
Houston Airport, United Airlines, Terminal Improvement, Series B-1, 5.00%, 7/15/35 (2)	3,250	3,420
Houston Airport, United Airlines, Terminal Improvement, Series C, IDRB, 5.00%, 7/15/20 (2)	7,600	7,836
Houston Combined Utility, Series C, 5.00%, 5/15/27	8,950	9,997
Houston Combined Utility, Series C, 5.00%, 5/15/28	6,655	7,423
Houston Independent School Dist., GO, 5.00%, 2/15/31	3,710	4,221
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31	3,275	3,687
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32	6,500	7,291
Love Field Airport Modernization, Southwest Airlines, IDRB, 5.00%, 11/1/18 (2)	3,345	3,345
Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/26	2,890	3,171
Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/28	9,800	10,717
Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/30	13,805	15,047
Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/31	10,000	10,886
Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/36	6,055	6,552
Lower Colorado River Auth., Transmission Services, Series D, 5.00%, 5/15/30	4,450	4,930
Lower Colorado River Auth., Transmission Services, Series D, 5.00%, 5/15/31	4,630	5,118
Mission Economic Dev., Natgasoline, 4.625%, 10/1/31 (1)(2)(4)	7,700	7,674
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/23	250	273
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24	500	550

Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25	750	829
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26	1,020	1,121
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27	2,145	2,348
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29	780	845
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30	835	901
North Texas Tollway Auth., Series A, 6.00%, 9/1/41 (Prerefunded 9/1/21) (3)	6,675	7,344
North Texas Tollway Auth., Series D, 5.25%, 9/1/27 (Prerefunded 9/1/21) (3)	9,775	10,555
North Texas Tollway Auth., Dallas, Series C, 6.00%, 1/1/25 (Prerefunded 1/1/19) (3)	3,000	3,020
North Texas Tollway Auth., Dallas, Unrefunded Balance, Series C, 6.00%, 1/1/25	690	694
North Texas Tollway Auth., First Tier, 5.00%, 1/1/20	2,350	2,428
North Texas Tollway Auth., First Tier, 5.00%, 1/1/25	2,090	2,200
North Texas Tollway Auth., First Tier, Series 2016A, 5.00%, 1/1/31	3,700	4,118
North Texas Tollway Auth., First Tier, Series 2017A, 5.00%, 1/1/31	1,250	1,391
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/22	2,195	2,372
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/23	3,580	3,936
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/25	2,000	2,201
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/26	900	988
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27	5,525	6,100
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/29	3,185	3,412
North Texas Tollway Auth., First Tier, Series B, 5.00%, 1/1/27	10,205	10,960
North Texas Tollway Auth., First Tier, Series B, 5.00%, 1/1/28	7,440	7,986
North Texas Tollway Auth., Second Tier, Series A, 5.00%, 1/1/34	9,235	10,050
North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/25	2,000	2,182
North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/26	700	762
North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/30	6,530	7,264

North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/31	2,000	2,215
North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/31	10,400	11,346
North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/32	1,400	1,556
North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/33	3,910	4,323
San Antonio Electric & Gas, 5.00%, 2/1/20	2,000	2,071
San Antonio Electric & Gas, 5.00%, 2/1/21	5,240	5,562
San Antonio Electric & Gas, 5.00%, 2/1/32	3,195	3,596
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/31	2,250	2,547
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/32	3,000	3,379
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33	2,265	2,544
San Antonio Independent School District, School Building, GO, 5.00%, 8/15/27	1,500	1,707
San Antonio Independent School District, School Building, GO, 5.00%, 8/15/28	1,720	1,950
San Antonio Independent School District, School Building, GO, 5.00%, 8/15/29	1,200	1,356
San Antonio Independent School District, School Building, GO, 5.00%, 8/15/30	1,500	1,688
Tarrant County Cultural Ed. Fac. Fin., Baylor Health, 5.00%, 11/15/18 (10)	1,340	1,342
Tarrant County Cultural Ed. Fac. Fin., Baylor Health, 5.75%, 11/15/24 (Prerefunded 11/15/18) (3)	1,625	1,627
Tarrant County Cultural Ed. Fac. Fin., Baylor Health, 6.25%, 11/15/29 (Prerefunded 11/15/18) (3)	205	205
Tarrant County Cultural Ed. Fac. Fin., Baylor Health, Series 2015, 6.25%, 11/15/29 (Prerefunded 11/15/18) (3)	3,375	3,380
Tarrant County Cultural Ed. Fac. Fin., Baylor Health, Unrefunded Balance, 6.25%, 11/15/29 (Prerefunded 11/15/18) (3)	1,420	1,422
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, 5.00%, 8/15/20 (10)	190	199
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, 5.25%, 8/15/21 (Prerefunded 8/15/20) (3)	185	195

Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, 5.25%, 8/15/22 (Prerefunded 8/15/20) (3)	115	121
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, 5.25%, 8/15/24 (Prerefunded 8/15/20) (3)	280	295
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, 5.25%, 8/15/25 (Prerefunded 8/15/20) (3)	305	321
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Unrefunded Balance, 5.00%, 8/15/20 (10)	2,380	2,498
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Unrefunded Balance, 5.25%, 8/15/21 (Prerefunded 8/15/20) (3)	2,315	2,440
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Unrefunded Balance, 5.25%, 8/15/22 (Prerefunded 8/15/20) (3)	1,465	1,544
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Unrefunded Balance, 5.25%, 8/15/24 (Prerefunded 8/15/20) (3)	3,505	3,694
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Unrefunded Balance, 5.25%, 8/15/25 (Prerefunded 8/15/20) (3)	3,825	4,032
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources, 5.00%, 2/15/34	2,975	3,289
Texas, Series A, GO, 5.00%, 8/1/20	1,000	1,050
Texas, Water Fin. Assistance, Series B2, GO, 5.00%, 8/1/27	2,500	2,817
Texas, Water Fin. Assistance, Series B2, GO, 5.00%, 8/1/28	1,600	1,796
Texas A&M Univ., Board of Regents, Series D, 5.00%, 5/15/25 (Prerefunded 11/15/19) (3)	7,325	7,551
Texas Municipal Gas Acquisition & Supply I, Series A, 5.25%, 12/15/22	2,735	2,998
Texas Municipal Gas Acquisition & Supply I, Series A, 5.25%, 12/15/25	4,450	5,039
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%, 12/15/26	36,610	41,740
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/26	325	350
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27	2,000	2,149
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28	28,165	30,151
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29	8,535	9,110
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	3,415	3,635
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32	8,650	9,177

Texas Transportation Commission, Central Texas Turnpike, Series B, 5.00%, 8/15/32	14,785	16,172
Texas Transportation Commission, Central Texas Turnpike, Series C, 5.00%, 8/15/31	7,115	7,627
Texas Transportation Commission, Mobility Fund, GO, 5.00%, 10/1/27	6,100	6,831
Texas Transportation Commission, Mobility Fund, Series A, GO, 5.00%, 10/1/31	12,420	14,204
Texas Transportation Commission, Mobility Fund, Series A, GO, 5.00%, 10/1/33	8,000	9,069
Texas Transportation Commission, Mobility Fund, Series B, GO, 5.00%, 10/1/33	19,275	21,851
Texas Transportation Commission, State Highway, 1st Tier, 5.00%, 10/1/23	14,000	15,650
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28	12,080	13,600
		705,134

Utah 0.9%

Salt Lake City Airport, Series 2017A, 5.00%, 7/1/31 (2)	2,500	2,772
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2)	925	1,021
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2)	3,500	3,915
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (2)	1,825	2,032
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2)	2,200	2,452
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2)	5,050	5,596
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2)	3,500	3,846
Utah, GO, 5.00%, 7/1/23	12,615	14,107
Utah Transit Auth., Sales Tax, 5.00%, 6/15/25 (Prerefunded 6/15/22) (3)	2,250	2,466
Utah Transit Auth., Sales Tax, 5.00%, 6/15/26 (Prerefunded 6/15/22) (3)	3,195	3,502
Utah Transit Auth., Sales Tax, 5.00%, 6/15/27 (Prerefunded 6/15/22) (3)	3,645	3,996
Utah Transit Auth., Sales Tax, 5.00%, 6/15/28 (Prerefunded 6/15/22) (3)	3,850	4,220
		49,925

Virginia 5.1%

Arlington County, Series A, GO, 5.00%, 8/1/23	6,300	6,914
Arlington County, Public Improvement, Series A, GO, 5.00%, 8/1/26 (Prerefunded 8/1/21) (3)	1,800	1,934
Arlington County, Public Improvement, Series A, GO, 5.00%, 8/1/27 (Prerefunded 8/1/21) (3)	1,550	1,665
Botetourt County, Residential Care Fac., Series A, 4.75%, 7/1/23	2,365	2,413
Chesterfield County Economic Dev. Auth., Virginia Electric & Power, Series A, PCR, 5.00%, 5/1/23	1,170	1,186
Fairfax County, Public Improvement, Series A, GO, 4.00%, 10/1/21	9,995	10,509
Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26	3,600	4,151
Fairfax County IDA, Inova Health, Series D, 5.00%, 5/15/28	15,250	16,646
Fairfax County Water Auth., 5.00%, 4/1/24	7,005	7,647
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/30	1,645	1,780
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/31	1,000	1,080
Fredericksburg Economic Dev. Auth., Medicorp Health, 5.25%, 6/15/22	3,415	3,706
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%, 6/15/27	1,325	1,492
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%, 6/15/28	3,140	3,530
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/27 (Prerefunded 8/1/26) (3)	1,190	1,380
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 7/1/29	3,890	4,372
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/30	3,635	4,140
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/31	5,700	6,470
Hampton Roads Sanitation Dist., Wastewater, Unrefunded Balance, Series A, 5.00%, 8/1/27	2,280	2,639
Lexington IDA, V.M.I Dev. Board, Series A, VR, 5.00%, 12/1/20	1,400	1,481

Norfolk Economic Dev. Auth., Bon Secours Health, Series B, 5.00%, 11/1/28	5,000	5,415
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	3,000	3,492
Upper Occoquan Sewage Auth., 5.00%, 7/1/26	7,925	9,082
Upper Occoquan Sewage Auth., 5.00%, 7/1/29	13,835	15,772
Virginia, Series D, GO, 5.00%, 6/1/20	5,000	5,088
Virginia College Building Auth., Public Higher Ed. Fin., Series A, 5.00%, 9/1/29	5,000	5,731
Virginia College Building Auth., Public Higher Ed. Fin., Series A, 5.00%, 2/1/30 (Prerefunded 2/1/25) (3)	13,800	15,809
Virginia College Building Auth., Public Higher Ed. Fin., Series B, 5.00%, 9/1/22	3,000	3,150
Virginia Commonwealth Transportation Board, Series A, GAN, 5.00%, 9/15/23 (Prerefunded 3/15/22) (3)	7,660	8,358
Virginia Commonwealth Transportation Board, Series A, GAN, 5.00%, 9/15/24 (Prerefunded 3/15/22) (3)	2,175	2,373
Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/25	5,500	6,314
Virginia Commonwealth Transportation Board, Series A, GAN, 5.00%, 9/15/27 (Prerefunded 3/15/22) (3)	5,000	5,456
Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/30	7,900	9,149
Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/32	7,075	8,121
Virginia Commonwealth Transportation Board, Federal Highway Transportation, 5.00%, 9/15/30	5,000	5,692
Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 3/15/25	3,950	4,523
Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 3/15/31	8,540	9,825
Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 9/15/31	6,725	7,731
Virginia Public Building Auth., Series B, 5.00%, 8/1/23	3,025	3,384
Virginia Public Building Auth., Series B, 5.00%, 8/1/23 (Prerefunded 8/1/19) (3)	4,255	4,352

Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%, 7/1/34 (2)	28,100	29,428
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 5.25%, 1/1/32 (2)	3,500	3,714
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 5.50%, 1/1/42 (2)	11,315	12,065
Virginia Transportation Board, Capital Project, 5.00%, 5/15/21	3,500	3,745
Winchester Economic Dev. Auth., Valley Health, 5.00%, 1/1/30	250	277
Winchester Economic Dev. Auth., Valley Health, 5.00%, 1/1/31	2,275	2,512
Winchester Economic Dev. Auth., Valley Health, 5.00%, 1/1/33	3,000	3,279
Winchester Economic Dev. Auth., Valley Health, Series A, 5.00%, 1/1/27	750	822
Winchester Economic Dev. Auth., Valley Health, Series A, 5.00%, 1/1/28	450	491
Winchester Economic Dev. Auth., Valley Health, Series A, 5.00%, 1/1/29	945	1,027
		281,312

Washington 3.1%

Central Puget Sound Regional Transit Auth., Series S1, 5.00%, 11/1/31	13,625	15,398
Central Puget Sound Regional Transit Auth., Series S1, 5.00%, 11/1/32	6,480	7,310
Energy Northwest, Columbia Generating Station, Series A, 5.00%, 7/1/30	2,640	2,977
Energy Northwest, Columbia Generating Station, Series A, 5.00%, 7/1/34	4,850	5,471
Port of Seattle, 5.00%, 2/1/29	1,300	1,467
Port of Seattle, Series A, 5.00%, 12/1/20	4,335	4,581
Port of Seattle, Series A, 5.00%, 8/1/31	3,500	3,784
Port of Seattle, Series B, 5.00%, 10/1/25 (2)	4,845	5,462
Port of Seattle, Series B, 5.00%, 3/1/32	2,000	2,202
Port of Seattle, Series D, 5.00%, 5/1/27 (2)	5,750	6,492
Washington, Motor Vehicle Fuel Tax, Series 2016B, GO, 5.00%, 8/1/29	7,415	8,377

Washington, Motor Vehicle Fuel Tax, Series R-2013B, GO, 5.00%, 7/1/26	4,130	4,494
Washington, Motor Vehicle Fuel Tax, Series R-2013D, GO, 5.00%, 7/1/21	4,490	4,815
Washington, Motor Vehicle Fuel Tax, Series R-2015D, GO, 5.00%, 7/1/29	12,850	14,393
Washington, Motor Vehicle Fuel Tax, Series R-2015D, GO, 5.00%, 7/1/32	9,200	10,212
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34	15,540	17,545
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35	5,810	6,536
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35	5,630	6,358
Washington, Various Purpose, Series R-2015E, GO, 5.00%, 7/1/20	1,400	1,466
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33	4,500	5,042
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34	5,000	5,587
Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34	18,485	20,870
Washington Health Care Fac. Auth., Overlake Hosp. Medical Center, 5.00%, 7/1/19 (10)	1,045	1,066
Washington Health Care Fac. Auth., Overlake Hosp. Medical Center, 5.25%, 7/1/21 (Prerefunded 7/1/20) (3)	1,500	1,576
Washington Health Care Fac. Auth., Overlake Hosp. Medical Center, 5.25%, 7/1/22 (Prerefunded 7/1/20) (3)	2,000	2,101
Washington Health Care Fac. Auth., Overlake Hosp. Medical Center, 5.25%, 7/1/23 (Prerefunded 7/1/20) (3)	2,580	2,710
		168,292

Wisconsin 1.8%

PFA, Mary Woods at Marylhurst, Series A, 5.00%, 5/15/22 (4)	410	433
Wisconsin, Series 2, GO, 5.00%, 11/1/20	3,500	3,696
Wisconsin, Series 3, GO, 5.00%, 11/1/29	13,500	15,599
Wisconsin, Series 3, GO, 5.00%, 11/1/30	13,740	15,799
Wisconsin, Series 3, GO, 5.00%, 11/1/32	10,835	12,354
Wisconsin, Series A, GO, 5.00%, 5/1/20	2,000	2,086

Wisconsin, Series A, GO, 5.00%, 5/1/34	14,545	16,242
Wisconsin, Series B, GO, 5.00%, 5/1/28 (Prerefunded 5/1/22) (3)	1,750	1,910
Wisconsin, Unrefunded Balance, Series 2, GO, 5.00%, 5/1/25	4,925	5,354
Wisconsin HEFA, Advocate Aurora Health Credit Group, Series 2018B-3, VRDN, 5.00%, 8/15/54 (Tender 1/31/24)	4,500	5,008
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/23	515	571
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24	950	1,066
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25	1,420	1,611
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27	1,700	1,954
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29	770	873
Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%, 5/15/24 (4)	1,735	1,847
Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%, 5/15/27 (4)	1,950	2,088
Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%, 5/15/31 (4)	1,220	1,277
Wisconsin PFA, Maryland Proton Treatment Center, Series A1, 6.25%, 1/1/38 (4)	1,800	1,819
Wisconsin PFA, National Gypsum, 5.25%, 4/1/30 (2)	5,000	5,230
		96,817
Total Investments in Securities		
99.2% of Net Assets (Cost $5,458,369)		**$ 5,450,800**

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) When-issued security
(2) Interest subject to alternative minimum tax
(3) Prerefunded date is used in determining portfolio maturity.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $41,371 and represents 0.8% of net assets.
(5) Distressed security. Currently making payment-in-kind
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Insured by AMBAC Assurance Corporation
(8) In default with respect to payment of interest.
(9) Non-income producing
(10) Escrowed to maturity

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The fund has two classes of shares: the Summit Municipal Intermediate Fund (Investor Class) and the Summit Municipal Intermediate Fund–Advisor Class (Advisor Class). Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan; the Investor Class does not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. To the extent any expenses are waived or reimbursed in accordance with an expense limitation (see Note 6), the waiver or reimbursement is charged to the applicable class or allocated across the classes in the same manner as the related expense. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Assets and Liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs On October 31, 2018, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the year ended October 31, 2018.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the year ended October 31, 2018, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of October 31, 2018, the fund held no derivative instruments.

Additionally, during the year ended October 31, 2018, the fund recognized $554,000 of loss on interest rate derivatives, included in realized loss on Futures on the accompanying Statement of Operations.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2018, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $1,716,866,000 and $982,517,000, respectively, for the year ended October 31, 2018.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications between income and gain relate primarily to differences between book/tax amortization policies. For the year ended October 31, 2018, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended October 31, 2018 and October 31, 2017, were characterized for tax purposes as follows:

At October 31, 2018, the tax-basis cost of investments and components of net assets were as follows:

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and other non-recurring expenses permitted by the investment management agreement are paid directly by the fund.

As of October 31, 2018, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 10,773,709 shares of the Investor Class, representing 2% of the Investor Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $30,801,000 and $53,183,000, respectively, with net realized gain of $0 for year ended of October 31, 2018.

NOTE 7 - SUBSEQUENT EVENT

At a meeting held October 22, 2018, the fund’s board approved an amendment to the fund’s investment management agreement, replacing the annual all-inclusive management fee of 0.50% with a management fee that covers only investment management services. Effective March 1, 2019, the fund will bear the costs of its operating expenses and the annual investment management fee will consist of an individual fund fee, equal to 0.08% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2018, the effective annual group fee rate was 0.29%.

In addition, the fund will be subject to a permanent contractual expense limitation pursuant to which Price Associates is required to waive its management fee or pay the fund’s operating expenses (excluding interest; taxes; brokerage commissions; other nonrecurring expenses permitted by the investment management agreement; or, with respect to any class other than the Investor Class, 12b-l fees, if any) to the extent its management fee plus the fund’s operating expenses with respect to each class in the aggregate exceed an annual rate of 0.50% of the class' average daily net assets. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed both: (1) the expense limitation in place at the time such amounts were waived; and (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Summit Municipal Funds, Inc. and
Shareholders of T. Rowe Price Summit Municipal Intermediate Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Summit Municipal Intermediate Fund (one of the funds constituting T. Rowe Price Summit Municipal Funds, Inc., hereafter referred to as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 17, 2018

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/18

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

■	$47,000 from short-term capital gains
■	$137,036,000 which qualified as exempt-interest dividends

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore(b)	President, Radian Guaranty (2008 to 2017); Member, Bazemore
(1959)	Consulting LLC (2018 to present); Member, Chimera Investment
2018	Corporation (2017 to present); Member, Federal Home Loan Bank
[189]	of Pittsburgh (2017 to present)

Ronald J. Daniels(b)	President, The Johns Hopkins University(c) and Professor, Political
(1959)	Science Department, The Johns Hopkins University (2009 to present);
2018	Director, Lyndhurst Holdings (2015 to present)
[189]

Bruce W. Duncan	Chief Executive Officer and Director (January 2009 to December
(1951)	2016), Chairman of the Board (January 2016 to present), and
2013	President (January 2009 to September 2016), First Industrial Realty
[189]	Trust, an owner and operator of industrial properties; Chairman of the
Board (2005 to September 2016) and Director (1999 to September
2016), Starwood Hotels & Resorts, a hotel and leisure company;
Director, Boston Properties (May 2016 to present); Director, Marriott
International, Inc. (September 2016 to present)

Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies, a
(1952)	collaborative working to improve opportunities for young African
2013	Americans (1997 to present); Chairman of the Board, all funds
[189]	(since July 2018)

Paul F. McBride	Advisory Board Member, Vizzia Technologies (2015 to present); Board
(1956)	Member, Dunbar Armored (2012 to present)
2013
[189]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Member of National
2013	Academy of Education (2010 to present); Director, MDRC, a nonprofit
[189]	education and social policy research organization (2011 to present);
Research Associate of Labor Studies Program at the National Bureau
of Economic Research (2011 to 2015); Board Member of the National
Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the
American Economic Association (2012 to 2017); Vice President
(2015 to 2016), American Economic Association

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate investment
(1946)	company (1991 to present); Cofounder, Partner, and Cochairman
1993	of the Investment Committee, Blackstone Real Estate Advisors, L.P.
[189]	(1992 to 2015); Director, General Growth Properties, Inc. (2010 to 2013);
Director, Blackstone Mortgage Trust, a real estate finance company
(2012 to 2016); Director and Chairman of the Board, Brixmor Property
Group, Inc. (2013 to present); Director, Hilton Worldwide (2013 to present); Director, Hudson Pacific Properties (2014 to 2016); Director,
Invitation Homes (2014 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy
(1957)	(2008 to present)
2009
[189]

(a)All information about the independent directors was current as of December 31, 2017, except for the information provided for Ms. Bazemore and Mr. Daniels, which is current as of January 1, 2018.
(b)Effective January 1, 2018, Ms. Bazemore and Mr. Daniels were elected as independent directors of the Price Funds.
(c)William J. Stromberg, president and chief executive officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment advisor, has served on the Board of Trustees of Johns Hopkins University since 2014 and is a member of the Johns Hopkins University Board’s Compensation Committee.

INSIDE DIRECTORS

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard**	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the
2006	Board, Director, and Vice President, T. Rowe Price Investment Services,
[0]	Inc., and T. Rowe Price Services, Inc.; Chairman of the Board and
Director, T. Rowe Price Retirement Plan Services, Inc.; Chairman of the
Board, Chief Executive Officer, Director, and President, T. Rowe Price
International and T. Rowe Price Trust Company; Chairman of the Board,
all funds (2006 to July 2018)

David Oestreicher	Chief Legal Officer, Vice President, and Secretary, T. Rowe Price
(1967)	Group, Inc.; Director, Vice President, and Secretary, T. Rowe Price
2018	Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
[189]	T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice
President and Secretary, T. Rowe Price, T. Rowe Price Hong Kong,
and T. Rowe Price International; Vice President, T. Rowe Price Japan
and T. Rowe Price Singapore; Principal Executive Officer and Executive
Vice President, all funds

Edward A. Wiese, CFA	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
(1959)	International, and T. Rowe Price Trust Company
2015
[54]

*Each inside director serves until retirement, resignation, or election of a successor.
**Effective at the conclusion of a meeting of the Boards of the Price Funds held on July 25, 2018, Mr. Bernard resigned from his role as a director and chairman of the Boards of all the Price Funds.

OFFICERS

Name (Year of Birth)
Position Held With Summit
Municipal Funds	Principal Occupation(s)

Austin Applegate (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

R. Lee Arnold, Jr., CFA, CPA (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Colin T. Bando, CFA (1987)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly, Senior Analyst, PFM Group in
New York (to 2014)

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price Singapore,
Vice President and Secretary	T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe
Price International, T. Rowe Price Investment
Services, Inc., and T. Rowe Price Services, Inc.

M. Helena Condez (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

G. Richard Dent (1960)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Sarah J. Engle (1979)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Stephanie A. Gentile, CFA (1956)	Vice President, T. Rowe Price; formerly, Director,
Vice President	Credit Suisse Securities (to 2014)

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price Group,
Inc., and T. Rowe Price Investment Services, Inc.

Gary J. Greb (1961)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	International, and T. Rowe Price Trust Company

Charles B. Hill, CFA (1961)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Dylan Jones, CFA (1971)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Marianna Korpusova, CFA (1984)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly, student, The University of
Chicago (to 2014)

Paul J. Krug, CPA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Marcy M. Lash (1963)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price Trust Company

James T. Lynch, CFA (1983)	Vice President, T. Rowe Price
Vice President

Konstantine B. Mallas (1963)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Catherine D. Mathews (1963)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer and Vice President	Group, Inc., and T. Rowe Price Trust Company

Hugh D. McGuirk, CFA (1960)	Vice President, T. Rowe Price and T. Rowe Price
President	Group, Inc.

Cheryl A. Mickel, CFA (1967)	Director and Vice President, T. Rowe Price Trust
Vice President	Company; Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.

James M. Murphy, CFA (1967)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Linda A. Murphy (1959)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed
Derivatives Operation, Morgan Stanley (to 2013)

Shannon H. Rauser (1987)	Employee, T. Rowe Price
Assistant Secretary

Chen Shao (1980)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Douglas D. Spratley, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Timothy G. Taylor, CFA (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Robert D. Thomas (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Megan Warren (1968)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Retirement Plan
Services, Inc., T. Rowe Price Services, Inc., and
T. Rowe Price Trust Company; formerly, Executive
Director, JP Morgan Chase (to 2017)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,767,000 and $1,432,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) During the period, the Price Funds’ accounting agent, The Bank of New York Mellon (BNYM), converted the fund’s books and records from a legacy fund accounting system / operating model to a BNYM fund accounting system / operating model.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2018

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	December 17, 2018